UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08846

Tributary Funds, Inc.
 (Exact name of registrant as specified in charter)

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197
 (Address of principal executive offices)

Daniel W. Koors
Jackson Fund Services
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 662-4203

Date of Fiscal Year End: March 31

Date of Reporting Period: April 1, 2010 – September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

TRIBUTARY FUNDS

Tributary Funds

Semi-Annual Report

September 30, 2010

Tributary Short-Intermediate Bond Fund
(formerly First Focus Short-Intermediate Bond Fund)

Tributary Income Fund
(formerly First Focus Income Fund)

Tributary Balanced Fund
(formerly First Focus Balanced Fund)

Tributary Core Equity Fund
(formerly First Focus Core Equity Fund)

Tributary Large Cap Growth Fund
(formerly First Focus Large Cap Growth Fund)

Tributary Growth Opportunities Fund
(formerly First Focus Growth Opportunities Fund)

Tributary Small Company Fund
(formerly First Focus Small Company Fund)

Tributary International Equity Fund
(formerly First Focus International Equity Fund)

Forward Motion. Momentum. Success.

Notice to Investors

Shares of Tributary Funds:

• Are Not FDIC Insured • May Lose Value • Have No Bank Guarantee

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds' investment adviser are not affiliated.

SEMI-ANNUAL REPORT 2010

Table of Contents

Shareholder Letter..............................................................................................................................	1
Portfolio Composition……………...................................................................................................	2
Schedules of Portfolio Investments.....................................................................................................	4
Statements of Assets and Liabilities.......................................................................................................	26
Statements of Operations...................................................................................................................	28
Statements of Changes in Net Assets..................................................................................................	30
Financial Highlights...........................................................................................................................	34
Notes to Financial Statements............................................................................................................	37
Additional Fund Information.............................................................................................................	48
Directors and Officers........................................................................................................................	51

SEMI-ANNUAL REPORT 2010

Dear Shareholder,

Much has been accomplished since our last letter.  In August, after approval by the First Focus Funds Board, shareholders ratified our decision to rebrand the First Focus Funds as Tributary Funds.  This decision was based on multiple factors.  Earlier this year, the two advisers to the Funds, Tributary Capital Management, LLC (“Tributary”) and FNB Fund Advisers, were consolidated into one registered investment adviser, Tributary Capital Management, LLC (“New Tributary”).  This move was designed to enable us to continue serving our customers throughout the banking network of First National Nebraska, while at the same time creating a new brand and a platform to allow us to grow outside of this traditional distribution strategy.  To us, it made good sense to align the name of the adviser with that of your funds.  As of August 2010, the Funds were renamed Tributary Funds.

We are also very pleased to have been recognized in the summer edition of U.S. News and World Report as having three of Tributary’s Funds’ listed as “Best Funds for the Long Term.”  Additionally, as of September 30, 2010, six of our eight strategies were rated 4 or 5 stars by industry experts Morningstar.  With this type of long-term performance as a back drop, we decided to move our sights beyond just a regional focus, and pursue selective opportunities at a national level.

We continue to be faced with very significant headwinds from a macro-economic and a geo-political perspective.  We are all well aware of the fundamental issues we face, so we won’t spend a great deal of time rehashing them.  However, the underlying fundamentals of Corporate America are really quite strong, with strong balance sheets loaded with tremendous liquidity and very little debt.  In our view, stocks are poised to go higher, although conviction is somewhat tenuous over the short run.  For those with a five year time horizon, stocks clearly look better than bonds.  If your time horizon is ten years, this may be an inter-generational opportunity to buy stocks, much like the mid 1970’s.  Really!  There is a powerful fundamental principal taking place, reversion to the mean.  Quite simply, it means that stocks can vary widely over time, but in general they will average about 8-10% annually.  The decade that ended in 2009 was the worst decade ever to own equities, with the compounded return close to -2%.  No wonder we all feel so poor!  If you believe in the reversion to the mean concept, then stocks will spend the next 10 years making up for the last “lost decade”, with returns above long-term averages.

The world has fundamentally changed over the course of the last two decades.  Globalization is here to stay whether we like it or not.  The competitive landscape is much more complex than it has ever been, making decisions as to allocation of capital more important than ever. We continue to believe that we are well positioned to act as your steward as we navigate these difficult times and markets.  By nature we are a skeptical group, not swayed by short-term noise and focus.  We incorporate a global view into our thinking, regardless of where a company we are contemplating investing in is domiciled.  Most importantly, we try to build in a margin for safety for every investment we make.  We believe our track record demonstrates this strategy and has been a winner over the last decade.  We hope you will continue to trust us as stewards of your investments for the next 10 years!

Stephen R. Frantz
President
sfrantz@tributarycapital.com

Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.

SEMI-ANNUAL REPORT 2010

PORTFOLIO COMPOSITION *
September 30, 2010 (Unaudited)
September 30, 2010 (Unaudited)

	Percentage of		Percentage of
	Total		Total
Short-Intermediate Bond Fund	Investments	Core Equity Fund	Investments
Corporate Bonds and Notes	43.0%	Information Technology	19.1%
U.S. Treasury Securities	26.3%	Financials	15.5%
Mortgage Related	16.6%	Consumer Staples	12.6%
U.S. Government Agency Mortgage-		Health Care	12.5%
Backed Securities	5.8%	Industrials	12.3%
Agencies	2.9%	Energy	10.8%
Short Term Investments	2.1%	Consumer Discretionary	8.6%
Municipals	1.4%	Short Term Investments	3.2%
Mutual Funds	1.3%	Materials	2.8%
Other	0.6%	Utilities	2.6%
	100.0%		100.0%

	Percentage of		Percentage of
	Total		Total
Income Fund	Investments	Large Cap Growth Fund	Investments
Corporate Bonds and Notes	27.2%	Information Technology	34.7%
U.S. Government Agency Mortgage-		Consumer Staples	15.8%
Backed Securities	24.6%	Consumer Discretionary	14.1%
Mortgage Related	23.8%	Industrials	10.7%
U.S. Treasury Securities	17.3%	Health Care	9.2%
Municipals	2.3%	Materials	7.4%
Exchange Traded Funds	1.8%	Energy	4.9%
Short Term Investments	1.4%	Financials	2.3%
Agencies	0.9%	Short Term Investments	0.9%
Other	0.7%		100.0%
	100.0%

	Percentage of		Percentage of
	Total		Total
Balanced Fund	Investments	Growth Opportunities Fund	Investments
Financials	20.4%	Information Technology	20.1%
Government Securities	16.4%	Consumer Discretionary	18.7%
Information Technology	14.0%	Health Care	15.0%
Consumer Discretionary	9.8%	Industrials	14.7%
Industrials	8.3%	Materials	7.8%
Consumer Staples	8.2%	Consumer Staples	7.8%
Health Care	7.9%	Financials	6.8%
Energy	5.9%	Energy	6.2%
Materials	4.0%	Telecommunication Services	1.7%
Short Term Investments	3.0%	Short Term Investments	1.2%
Utilities	1.2%		100.0%
Telecommunication Services	0.9%
	100.0%

* Portfolio composition is as of September 30, 2010 and is subject to change.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

PORTFOLIO COMPOSITION *
September 30, 2010 (Unaudited)
September 30, 2010 (Unaudited)

	Percentage of		Percentage of
	Total		Total
Small Company Fund	Investments	International Equity Fund	Investments
Financials	20.1%	Europe Economic Monetary Union	36.2%
Information Technology	19.6%	Japan	19.0%
Industrials	14.3%	United Kingdom	17.1%
Consumer Discretionary	12.9%	Asia-Pacific excluding Japan	16.9%
Health Care	9.4%	Europe excluding United Kingdom and
Materials	7.7%	European Economic Monetary Union	6.3%
Energy	6.2%	United States	2.1%
Short Term Investments	4.1%	Latin America	1.8%
Utilities	3.9%	Africa	0.6%
Consumer Staples	1.8%		100.0%
	100.0%

* Portfolio composition is as of September 30, 2010 and is subject to change.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 16.4%
$505,699	AmeriCredit Automobile Receivables Trust (insured by FSA Assurance), 5.64%, 09/06/13	$513,555
92,876	Banc of America Commercial Mortgage Inc. REMIC, 5.00%, 10/10/45	92,851
315,000	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	310,433
890,000	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	974,805
391,924	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 4.32%, 02/13/46	396,340
453,147	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	450,240
422,211	Countrywide Alternative Loan Trust REMIC, 5.93%, 08/25/36 (a)	420,267
620,628	Countrywide Asset-Backed Certificates REMIC, 0.50%, 04/25/36 (a)	590,449
858,000	Countrywide Asset-Backed Certificates REMIC, 1.51%, 05/25/37 (a)	34,064
405,264	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	407,031
580,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	593,869
304,521	Home Equity Asset Trust REMIC, 0.37%, 07/25/37 (a)	300,124
671,000	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	687,532
850,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	879,526
594,577	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	566,808
460,475	Nationstar Home Equity Loan Trust REMIC, 0.32%, 06/25/37 (a)	452,915
335,457	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	207,031
605,620	Preferred Term Securities XXIV Ltd., 0.59%, 03/22/37 (a) (b) (c)	345,203
491,520	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	498,443
139,713	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	141,337
431,532	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	383,804
646,518	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	534,843
Principal Amount	Security Description	Value

$664,902	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	$653,892
276,319	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	283,333
360,071	Triad Auto Receivables Owner Trust (insured by AMBAC Assurance Corp.), 5.31%, 05/13/13	367,830
495,475	Wells Fargo Home Equity Trust REMIC, 0.40%, 07/25/36 (a)	458,482

Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,004,059)		11,545,007

Corporate Bonds - 42.7%
Consumer Discretionary - 1.4%
505,000	Comcast Corp., 6.50%, 01/15/15	592,111
375,000	Mohawk Industries Inc., 6.88%, 01/15/16	390,469

		982,580
Consumer Staples - 2.5%
423,000	Bottling Group LLC, 4.63%, 11/15/12	455,338
548,000	Kellogg Co., 5.13%, 12/03/12	595,404
335,000	SUPERVALU Inc., 8.00%, 05/01/16	337,513
375,000	Wal-Mart Stores Inc., 5.00%, 04/05/12	398,944

		1,787,199
Energy - 2.8%
615,000	ConocoPhillips, 4.60%, 01/15/15	690,706
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	563,343
579,000	Occidental Petroleum Corp., 7.00%, 11/01/13	681,130

		1,935,179
Financials - 21.9%
540,000	ACE INA Holdings Inc., 5.60%, 05/15/15	612,532
585,000	American Express Credit Corp., 7.30%, 08/20/13	672,416
450,000	American Honda Finance Corp., 2.64%, 06/29/11 (a) (b)	457,402
890,000	Bank of New York Mellon, 6.38%, 04/01/12	962,857
650,000	BB&T Corp., 6.50%, 08/01/11	679,788
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	663,842
615,000	Citigroup Inc., 6.50%, 08/19/13	679,495
300,000	Citigroup Inc., 4.75%, 05/19/15	315,628
720,000	General Electric Capital Corp., 0.55%, 09/15/14 (a)	690,090
620,000	Goldman Sachs Group Inc., 6.00%, 05/01/14	691,705
280,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	286,478

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$610,000	JPMorgan Chase & Co., 5.75%, 01/02/13	$664,017
525,000	KeyBank NA, 3.20%, 06/15/12	548,801
415,000	KeyBank NA, 5.80%, 07/01/14	452,473
410,000	Merrill Lynch & Co. Inc., 5.45%, 02/05/13	440,315
650,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	721,102
655,000	Morgan Stanley, 4.75%, 04/01/14	684,061
250,000	National City Corp., 4.00%, 02/01/11	252,188
650,000	PNC Funding Corp., 0.68%, 01/31/14 (a)	636,340
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (b)	685,737
1,420,000	Regions Bank, 3.25%, 12/09/11	1,466,102
570,000	Regions Financial Corp., 7.75%, 11/10/14	617,435
650,000	State Street Bank & Trust Co., 0.49%, 12/08/15 (a)	622,751
285,000	State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/13), 03/15/42 (d)	292,279
650,000	Wells Fargo Bank NA, 0.59%, 05/16/16 (a)	598,779

		15,394,613
Health Care - 0.8%
580,000	Medtronic Inc., 1.50%, 04/15/11	580,725

Industrials - 1.3%
475,000	Textron Inc., 6.20%, 03/15/15	528,311
350,000	United Technologies Corp., 6.10%, 05/15/12	378,292

		906,603
Information Technology - 3.7%
525,000	CA Inc., 6.13%, 12/01/14	593,889
825,000	Cisco Systems Inc., 5.25%, 02/22/11	840,056
300,000	Hewlett-Packard Co., 2.08%, 02/24/11 (a)	302,067
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	260,654
520,000	International Business Machines Corp., 6.50%, 10/15/13	604,463

		2,601,129
Materials - 3.7%
495,000	Dow Chemical Co., 7.60%, 05/15/14	578,181
515,000	Mosaic Co., 7.63%, 12/01/16 (b)	558,385
335,000	Nalco Co., 8.25%, 05/15/17	370,175
480,000	Praxair Inc., 3.95%, 06/01/13	515,213
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	586,458

		2,608,412
Principal Amount	Security Description	Value

Telecommunication Services - 0.9%
$595,000	AT&T Corp., 7.30%, 11/15/11	$637,247

Utilities - 3.7%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	446,108
416,000	PacifiCorp, 5.45%, 09/15/13	463,944
595,000	Public Service Co. of Colorado, 7.88%, 10/01/12	672,648
575,000	South Carolina Electric & Gas Co., 6.70%, 02/01/11	586,116
380,000	Wisconsin Energy Corp., 6.50%, 04/01/11	391,092

		2,559,908

Total Corporate Bonds (cost $28,399,408)		29,993,595

Government And Agency Obligations - 32.6%
GOVERNMENT SECURITIES - 26.8%
Federal Home Loan Bank - 1.3%
830,000	Federal Home Loan Bank, 4.50%, 09/16/13 (e)	919,321

Federal Home Loan Mortgage Corp. - 1.6%
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	1,103,092

Municipals - 1.4%
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	211,019
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	174,306
550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	574,832

		960,157
Treasury Inflation Index Securities - 3.0%
697,199	U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (f)	740,338
1,284,469	U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15 (f)	1,372,676

		2,113,014
U.S. Treasury Securities - 19.5%
5,715,000	U.S. Treasury Note, 1.75%, 11/15/11	5,806,532
1,800,000	U.S. Treasury Note, 2.75%, 10/31/13	1,914,188
5,650,000	U.S. Treasury Note, 2.63%, 12/31/14	6,018,572

		13,739,292

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Shares or Principal Amount	Security Description	Value

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 5.8%
Federal Home Loan Mortgage Corp. - 3.8%
$1,170,983	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	$1,214,533
1,342,282	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	1,424,003

		2,638,536
Federal National Mortgage Association - 2.0%
1,194,788	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	1,239,337
1,435,829	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	190,535

		1,429,872

Total Government And Agency Obligations (cost $22,347,316)		22,903,284

Preferred Stocks - 0.6%
550	US Bancorp, Series A, 7.19% (callable at 1,000 beginning on 04/15/11) (d)	424,600

Total Preferred Stocks (cost $564,327)		424,600

Investment Company - 1.2%
88,140	Federated Institutional High-Yield Bond Fund	871,701

Total Investment Company (cost $750,000)		871,701

Short Term Investments - 5.7%
Investment Companies - 2.1%
552,135	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (g)	552,135
910,713	Trust For U.S. Treasury Obligations Fund, 0.00% (g)	910,713

		1,462,848
U.S. Treasury Securities - 3.6%
2,500,000	U.S. Treasury Bill, 0.13%, 12/09/10	2,499,353

Total Short Term Investments (cost $3,962,252)		3,962,201

Total Investments - 99.2% (cost $68,027,362)		69,700,388
Other assets in excess of liabilities - 0.8%		537,842

NET ASSETS - 100%		$70,238,230

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2010.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds' Board of Directors.

(c)
Security fair valued in good faith in accordance with the procedures established by the Tributary Funds' Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in the Notes to Financial Statements.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	This security is a direct debt of the agency and not collateralized by mortgages.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

AMBAC	AMBAC Indemnity Corp.
FSA	Financial Security Assurance Inc.
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 23.7%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (a)	$1,484,063
539,303	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33	516,987
1,000,000	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	1,095,286
812,164	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	810,374
453,147	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	450,240
422,211	Countrywide Alternative Loan Trust REMIC, 5.93%, 08/25/36 (a)	420,267
334,381	Countrywide Asset-Backed Certificates REMIC, 0.50%, 04/25/36 (a)	318,121
1,075,000	Countrywide Asset-Backed Certificates REMIC, 1.51%, 05/25/37 (a)	42,680
405,264	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	407,031
411,359	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	411,194
635,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	650,184
266,711	Home Equity Asset Trust REMIC, 0.37%, 07/25/37 (a)	262,861
925,000	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	947,790
1,234,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	1,276,865
548,841	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	523,207
363,411	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	224,283
998,756	Preferred Term Securities XXI Ltd., 5.71%, 03/22/38 (b) (c) (d)	94,882
624,694	Preferred Term Securities XXIV Ltd., 0.59%, 03/22/37 (a) (b) (d)	356,076
514,370	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	521,614
689,942	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	697,960
290,697	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	258,546
830,441	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	686,996
558,518	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	549,269
Principal Amount	Security Description	Value

$303,648	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	$311,355
654,476	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33	648,736
360,070	Triad Auto Receivables Owner Trust (insured by AMBAC Assurance Corp.), 5.31%, 05/13/13	367,830
297,242	Wells Fargo Home Equity Trust REMIC, 0.40%, 07/25/36 (a)	275,050

Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,772,274)		14,609,747

Corporate Bonds - 27.0%
Consumer Discretionary - 1.6%
310,000	Comcast Corp., 6.50%, 01/15/17	368,775
325,000	Mohawk Industries Inc., 6.88%, 01/15/16	338,406
295,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	308,856

		1,016,037
Consumer Staples - 0.9%
285,000	PepsiCo Inc., 7.90%, 11/01/18	379,698
165,000	SUPERVALU Inc., 8.00%, 05/01/16	166,238

		545,936
Energy - 1.2%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	386,390
270,000	Tosco Corp., 8.13%, 02/15/30	369,715

		756,105
Financials - 14.1%
450,000	American Express Co., 6.80%, 09/01/66 (a)	450,000
350,000	American Honda Finance Corp., 2.64%, 06/29/11 (a) (d)	355,758
325,000	Chubb Corp., 6.80%, 11/15/31	397,336
350,000	Citigroup Inc., 6.50%, 08/19/13	386,705
185,000	Citigroup Inc., 8.50%, 05/22/19	228,723
390,000	General Electric Capital Corp., 0.49%, 01/08/16 (a)	361,807
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	322,933
335,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	375,466
150,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	153,471
800,000	John Deere Capital Corp., 2.88%, 06/19/12	831,518
360,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	365,909
500,000	KeyBank NA, 3.20%, 06/15/12	522,668

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
INCOME FUND

Principal Amount	Security Description	Value

$285,000	KeyBank NA, 5.80%, 07/01/14	$310,734
365,000	Merrill Lynch & Co. Inc., 5.00%, 01/15/15	388,715
390,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (d)	432,661
350,000	Morgan Stanley, 4.75%, 04/01/14	365,529
375,000	PNC Funding Corp., 0.68%, 01/31/14 (a)	367,119
330,000	Prudential Financial Inc., 7.38%, 06/15/19	401,989
300,000	Regions Financial Corp., 7.75%, 11/10/14	324,966
375,000	State Street Bank & Trust Co., 0.49%, 12/08/15 (a)	359,279
185,000	State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/13), 01/01/00 (e)	189,725
453,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16), 05/29/49 (e)	434,880
350,000	Wachovia Bank NA, 6.60%, 01/15/38	397,221

		8,725,112
Industrials - 1.2%
400,000	Pitney Bowes Inc., 5.25%, 01/15/37	414,193
275,000	Textron Inc., 6.20%, 03/15/15	305,865

		720,058
Information Technology - 1.8%
320,000	CA Inc., 6.13%, 12/01/14	361,989
300,000	Electronic Data Systems Corp., 6.00%, 08/01/13	340,967
300,000	International Business Machines Corp., 7.00%, 10/30/25	392,182

		1,095,138
Materials - 2.5%
305,000	Dow Chemical Co., 8.55%, 05/15/19	385,121
290,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	325,176
270,000	Mosaic Co., 7.63%, 12/01/16 (d)	292,745
165,000	Nalco Co., 8.25%, 05/15/17	182,325
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	364,221

		1,549,588
Telecommunication Services - 0.6%
320,000	AT&T Inc., 5.50%, 02/01/18	371,154

Utilities - 3.1%
315,000	Alabama Power Co., 5.50%, 10/15/17	363,118
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	446,108
590,000	Laclede Gas Co., 6.50%, 11/15/10	593,204
80,000	Laclede Gas Co., 6.50%, 10/15/12	87,012
Principal Amount	Security Description	Value

$350,000	PacifiCorp, 5.50%, 01/15/19	$411,820

		1,901,262

Total Corporate Bonds (cost $15,483,389)		16,680,390

Government And Agency Obligations - 44.9%
GOVERNMENT SECURITIES - 20.4%
Federal National Mortgage Association - 0.9%
500,000	Federal National Mortgage Association, 5.00%, 02/16/12 (f)	531,050

Municipals - 2.3%
335,000	Nebraska Public Power District, RB, Series B, 4.85%, 01/01/14	358,902
225,000	New York City, New York, Water Finance Authority & Sewer Revenue, 5.72%, 06/15/42	241,871
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	241,619
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	232,690
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	362,530

		1,437,612
Treasury Inflation Index Securities - 3.2%
1,145,014	U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (g)	1,238,404
639,715	U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (g)	720,178

		1,958,582
U.S. Treasury Securities - 14.0%
4,635,000	U.S. Treasury Bond, 4.38%, 11/15/39	5,199,891
2,355,000	U.S. Treasury Note, 2.63%, 12/31/14	2,508,626
785,000	U.S. Treasury Note, 4.75%, 08/15/17	932,004

		8,640,521
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 24.5%
Federal Home Loan Mortgage Corp. - 16.2%
2,160,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 01/15/17	2,238,717
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,215,403
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,395,308
2,040,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 04/15/28	2,110,003
2,030,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/29	2,116,079
890,000	Federal Home Loan Mortgage Corp. REMIC, 5.50%, 08/15/29	908,025

		9,983,535

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
INCOME FUND

Shares or Principal Amount	Security Description	Value

Federal National Mortgage Association - 8.3%
$480,719	Federal National Mortgage Association, 5.50%, 11/01/16	$520,395
131,549	Federal National Mortgage Association, 4.50%, 12/01/18	139,727
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,431,555
545,632	Federal National Mortgage Association REMIC, 5.00%, 07/25/19	558,580
924,264	Federal National Mortgage Association, 7.50%, 08/01/22	1,046,351
513,681	Federal National Mortgage Association REMIC, 5.50%, 12/25/32	527,450
259,188	Federal National Mortgage Association, 5.00%, 08/01/34	274,242
395,063	Federal National Mortgage Association, 5.50%, 08/01/37	421,136
2,166,874	Federal National Mortgage Association, Interest Only REMIC, 4.50%, 03/25/38	220,682

		5,140,118

Total Government And Agency Obligations (cost $25,533,993)		27,691,418

Preferred Stock - 0.7%
580	US Bancorp, Series A, 7.19% ((callable at 1,000 beginning on 04/15/11)) (e)	447,760

Total Preferred Stocks (cost $595,666)		447,760

Exchange Traded Funds - 0.4%
2,800	iShares iBoxx High Yield Corporate Bond Fund	251,132

Total Exchange Traded Funds (cost $236,800)		251,132

Investment Company - 1.4%
88,139	Federated Institutional High-Yield Bond Fund	871,701

Total Investment Company (cost $750,000)		871,701

Short Term Investments - 1.4%
Investment Company - 1.4%
842,190	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (h)	842,190

Total Short Term Investments (cost $842,190)		842,190

Shares or Principal Amount	Security Description	Value

Total Investments - 99.5% (cost $59,214,312)	$61,394,338
Other assets in excess of liabilities - 0.5%	294,601

NET ASSETS - 100%	$61,688,939

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2010.
(b)
Security fair valued in good faith in accordance with the procedures established by the Tributary Funds' Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in the Notes to Financial Statements.

(c)	Non-income producing security.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds' Board of Directors.

(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	This security is a direct debt of the agency and not collateralized by mortgages.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
BALANCED FUND

Shares	Security Description	Value

Common Stocks - 63.2%
Consumer Discretionary - 8.0%
8,000	Aeropostale Inc. (a)	$186,000
5,000	BorgWarner Inc. (a)	263,100
2,000	Chipotle Mexican Grill Inc. - Class A (a)	344,000
15,600	Comcast Corp. - Class A	282,048
3,500	DeVry Inc.	172,235
5,000	Guess? Inc.	203,150
4,500	McDonald's Corp.	335,295
2,000	NetFlix Inc. (a)	324,320
4,600	Nordstrom Inc.	171,120
6,600	Tempur-Pedic International Inc. (a)	204,600

		2,485,868
Consumer Staples - 7.2%
7,500	Avon Products Inc.	240,825
4,000	Church & Dwight Co. Inc.	259,760
3,600	Colgate-Palmolive Co.	276,696
10,000	Flowers Foods Inc.	248,400
6,000	Herbalife Ltd.	362,100
9,400	Kraft Foods Inc. - Class A	290,084
4,600	PepsiCo Inc.	305,624
4,300	Ralcorp Holdings Inc. (a)	251,464

		2,234,953
Energy - 5.9%
3,800	Apache Corp.	371,488
4,800	Exxon Mobil Corp.	296,592
3,500	Noble Energy Inc.	262,815
4,400	Occidental Petroleum Corp.	344,520
6,000	Peabody Energy Corp.	294,060
4,300	Schlumberger Ltd.	264,923

		1,834,398
Financials - 6.4%
4,800	ACE Ltd.	279,600
3,700	Affiliated Managers Group Inc. (a)	288,637
5,000	AFLAC Inc.	258,550
4,800	Credit Acceptance Corp. (a)	290,688
7,000	HCC Insurance Holdings Inc.	182,630
6,800	JPMorgan Chase & Co.	258,876
6,000	State Street Corp.	225,960
10,000	U.S. Bancorp	216,200

		2,001,141
Health Care - 8.0%
6,000	Abbott Laboratories	313,440
4,500	Biogen Idec Inc. (a)	252,540
5,000	Catalyst Health Solutions Inc. (a)	176,050
3,500	Cerner Corp. (a)	293,965
4,500	Hospira Inc. (a)	256,545
3,000	Medco Health Solutions Inc. (a)	156,180
9,000	PSS World Medical Inc. (a)	192,420
3,800	Stryker Corp.	190,190
Shares	Security Description	Value

4,000	Thermo Fisher Scientific Inc. (a)	$191,520
12,466	Valeant Pharmaceuticals International Inc.	312,281
4,000	West Pharmaceutical Services Inc.	137,240

		2,472,371
Industrials - 7.5%
3,500	3M Co.	303,485
6,000	AGCO Corp. (a)	234,060
2,600	Alliant Techsystems Inc. (a)	196,040
5,800	Emerson Electric Co.	305,428
3,700	Joy Global Inc.	260,184
4,500	Norfolk Southern Corp.	267,795
6,600	Pall Corp.	274,824
3,400	Parker Hannifin Corp.	238,204
4,000	Roper Industries Inc.	260,720

		2,340,740
Information Technology - 14.1%
8,000	Adobe Systems Inc. (a)	209,200
6,500	Akamai Technologies Inc. (a)	326,170
1,300	Apple Inc. (a)	368,875
12,500	Cisco Systems Inc. (a)	273,750
5,000	Citrix Systems Inc. (a)	341,200
6,500	Cognizant Technology Solutions Corp. (a)	419,055
7,000	Comtech Telecommunications Corp. (a)	191,450
5,500	Diodes Inc. (a)	93,995
3,000	Equinix Inc. (a)	307,050
3,000	Factset Research Systems Inc.	243,390
7,500	Hewlett-Packard Co.	315,525
14,000	Intel Corp.	269,220
700	MasterCard Inc.	156,800
8,000	Microsoft Corp.	195,920
9,000	SRA International Inc. - Class A (a)	177,480
10,000	Tessera Technologies Inc. (a)	185,000
8,000	Texas Instruments Inc.	217,120
10,000	Zoran Corp. (a)	76,400

		4,367,600
Materials - 4.0%
3,000	Agrium Inc.	224,970
15,000	Calgon Carbon Corp. (a)	217,500
1,000	Potash Corp. of Saskatchewan Inc.	144,040
3,200	Praxair Inc.	288,832
6,000	Sigma-Aldrich Corp.	362,280

		1,237,622
Telecommunication Services - 0.9%
15,000	Partner Communications Co. Ltd. - ADR	273,900

Utilities - 1.2%
3,000	NextEra Energy Inc.	163,170

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
BALANCED FUND

Shares or Principal Amount	Security Description	Value

4,500	PG&E Corp.	$204,390

		367,560

Total Common Stocks (cost $14,609,076)		19,616,153

Corporate Bonds - 17.7%
Consumer Discretionary - 1.8%
$500,000	Home Depot Inc., 5.40%, 03/01/16	569,292

Consumer Staples - 1.0%
300,000	WM Wrigley Jr. Co., 2.45%, 06/28/12 (b)	302,759

Financials - 12.3%
400,000	American Express Credit Co., 5.88%, 05/02/13	440,238
500,000	Bank of America NA, 6.00%, 06/15/16	543,840
500,000	Commonwealth Bank of Australia, 5.00%, 04/13/20 (c) (d)	479,925
400,000	Goldman Sachs Group Inc., 3.63%, 08/01/12	416,339
500,000	KeyCorp, 6.50%, 05/14/13	547,970
500,000	Regions Bank, 7.50%, 05/15/18	526,814
300,000	Vornado Realty Trust, 4.25%, 04/01/15	310,469
500,000	Wachovia Corp., 5.25%, 08/01/14	543,485

		3,809,080
Industrials - 2.6%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	543,644
250,000	Masco Corp., 7.13%, 03/15/20	256,105

		799,749

Total Corporate Bonds (cost $5,091,936)		5,480,880

Government And Agency Obligations - 16.5%
GOVERNMENT SECURITIES - 16.5%
Municipals - 14.4%
250,000	Aurora Illinois, GO, Series A, 4.25%, 12/30/17	266,743
250,000	City of Industry California, Sales Tax Revenue, 7.00%, 01/01/21	268,720
300,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp), Sales Tax Revenue, 5.16%, 10/01/20	320,853
190,000	Denver City & County Board of Water Commission, Water Revenue, Series A, 5.00%, 12/15/19	202,939
325,000	Douglas County School District Nevada, Public School Fund Guaranteed, Series A, 5.09%, 04/01/20	350,210
Shares or Principal Amount	Security Description	Value

$100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	$109,144
265,000	Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	286,105
195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	206,515
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	324,189
200,000	New Orleans, Louisiana, Public Improvements, Series A, 7.20%, 12/01/19	218,116
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	219,858
200,000	Parker Colorado, Series A, 5.30%, 11/01/18	214,158
200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	207,112
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	213,378
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	378,955
250,000	State of Colorado, COP, 5.42%, 09/15/20	273,053
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, 6.50%, 06/01/21	300,409
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	106,193

		4,466,650
Treasury Inflation Index Securities - 2.1%
604,896	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	642,843

Total Government And Agency Obligations (cost $4,769,698)		5,109,493

Short Term Investments - 3.0%
Investment Company - 3.0%
944,018	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (f)	944,018

Total Short Term Investments (cost $944,018)		944,018

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
BALANCED FUND

Shares or Principal Amount	Security Description	Value
Total Investments - 100.4% (cost $25,414,728)	$31,150,544
Liabilities in excess of other assets - (0.4%)	(136,727)

NET ASSETS - 100%	$31,013,817

(a)	Non-income producing security.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds' Board of Directors.

(c)	Variable rate security. The rate reflected is the rate in effect at September 30, 2010.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. The security is considered illiquid according to the policies and procedures approved by the Tributary Funds' Board of Directors.  The total value of illiquid securities in the Fund was 1.5% of net assets.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

ADR	American Depositary Receipt
COP	Certificate of Participation
GO	General Obligation
MBIA	Municipal Bond Investors Assurance

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
CORE EQUITY FUND

Shares	Security Description	Value

Common Stocks - 96.7%
Consumer Discretionary - 8.6%
28,375	Apollo Group Inc. - Class A (a)	$1,457,056
34,725	Best Buy Co. Inc.	1,417,822
131,100	Comcast Corp. - Class A	2,370,288
71,300	Home Depot Inc.	2,258,784
29,000	Mohawk Industries Inc. (a)	1,545,700

		9,049,650
Consumer Staples - 12.6%
57,700	HJ Heinz Co.	2,733,249
25,500	Kimberly-Clark Corp.	1,658,775
44,575	PepsiCo Inc.	2,961,563
25,950	Philip Morris International Inc.	1,453,719
43,900	Procter & Gamble Co.	2,632,683
53,575	Walgreen Co.	1,794,762

		13,234,751
Energy - 10.8%
27,500	Apache Corp.	2,688,400
40,850	Chevron Corp.	3,310,892
49,900	Exxon Mobil Corp.	3,083,321
21,875	Peabody Energy Corp.	1,072,094
20,050	Schlumberger Ltd.	1,235,281

		11,389,988
Financials - 15.4%
36,200	AFLAC Inc.	1,871,902
137,250	Bank of America Corp.	1,799,348
45,700	BB&T Corp.	1,100,456
21,125	Chubb Corp.	1,203,914
13,950	Goldman Sachs Group Inc.	2,016,891
66,800	JPMorgan Chase & Co.	2,543,076
44,100	MetLife Inc.	1,695,645
33,825	Prudential Financial Inc.	1,832,638
57,900	State Street Corp.	2,180,514

		16,244,384
Health Care - 12.5%
68,050	Abbott Laboratories	3,554,932
32,800	Amgen Inc. (a)	1,807,608
75,600	Medtronic Inc.	2,538,648
55,850	Novartis AG - ADR	3,220,869
40,550	Quest Diagnostics Inc.	2,046,559

		13,168,616
Industrials - 12.3%
47,700	3M Co.	4,136,067
77,300	Emerson Electric Co.	4,070,618
197,500	General Electric Co.	3,209,375
40,000	Jacobs Engineering Group Inc. (a)	1,548,000

		12,964,060
Information Technology - 19.1%
28,200	Adobe Systems Inc. (a)	737,430
132,400	Applied Materials Inc.	1,546,432
Shares	Security Description	Value

76,500	Avnet Inc. (a)	$2,066,265
94,850	Cisco Systems Inc. (a)	2,077,215
42,850	Hewlett-Packard Co.	1,802,700
17,825	International Business Machines Corp.	2,391,045
109,600	Microsoft Corp.	2,684,104
77,950	Oracle Corp.	2,092,957
88,550	Texas Instruments Inc.	2,403,247
128,600	Western Union Co.	2,272,362

		20,073,757
Materials - 2.8%
35,500	Air Products & Chemicals Inc.	2,940,110

Utilities - 2.6%
28,975	PG&E Corp.	1,316,045
36,475	Southern Co.	1,358,329

		2,674,374

Total Common Stocks (cost $86,650,081)		101,739,690

Short Term Investments - 3.2%
Investment Company - 3.2%
3,407,536	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (b)	3,407,536

Total Short Term Investments (cost $3,407,536)		3,407,536

Total Investments - 99.9% (cost $90,057,617)		105,147,226
Other assets in excess of liabilities - 0.1%		59,268

NET ASSETS - 100%		$105,206,494

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value

Common Stocks - 99.2%
Consumer Discretionary - 14.1%
67,660	Johnson Controls Inc.	$2,063,630
107,000	Staples Inc.	2,238,440
164,400	Starbucks Corp.	4,205,352
50,700	Target Corp.	2,709,408

		11,216,830
Consumer Staples - 15.8%
24,000	Colgate-Palmolive Co.	1,844,640
40,000	PepsiCo Inc.	2,657,600
31,700	Procter & Gamble Co.	1,901,049
88,500	Safeway Inc.	1,872,660
38,700	Wal-Mart Stores Inc.	2,071,224
58,500	Whole Foods Market Inc. (a)	2,170,935

		12,518,108
Energy - 5.0%
40,600	Schlumberger Ltd.	2,501,366
43,700	Suncor Energy Inc.	1,422,435

		3,923,801
Financials - 2.3%
131,000	Charles Schwab Corp.	1,820,900

Health Care - 9.2%
39,200	Johnson & Johnson	2,428,832
25,100	Medtronic Inc.	842,858
57,600	Roche Holding AG - ADR	1,965,888
59,000	UnitedHealth Group Inc.	2,071,490

		7,309,068
Industrials - 10.7%
33,400	3M Co.	2,896,114
21,500	FedEx Corp.	1,838,250
50,000	Illinois Tool Works Inc.	2,351,000
45,500	Koninklijke Philips Electronics NV - NYS	1,425,060

		8,510,424
Information Technology - 34.7%
61,000	Adobe Systems Inc. (a)	1,595,150
152,000	Cisco Systems Inc. (a)	3,328,800
118,000	Dell Inc. (a)	1,529,280
47,700	Fiserv Inc. (a)	2,567,214
4,025	Google Inc. - Class A (a)	2,116,305
48,000	Hewlett-Packard Co.	2,019,360
95,000	Intel Corp.	1,826,850
66,000	Linear Technology Corp.	2,028,180
118,000	Microsoft Corp.	2,889,820
72,500	Paychex Inc.	1,993,025
112,000	Symantec Corp. (a)	1,699,040
46,500	VMware Inc. - Class A (a)	3,949,710

		27,542,734
Shares	Security Description	Value

Materials - 7.4%
57,750	Ecolab Inc.	$2,930,235
32,300	Praxair Inc.	2,915,398

		5,845,633

Total Common Stocks (cost $69,478,545)		78,687,498

Short Term Investments - 0.9%
Investment Company - 0.9%
705,867	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 0.18% (b)	705,867

Total Short Term Investments (cost $705,867)		705,867

Total Investments - 100.1% (cost $70,184,412)		79,393,365
Liabilities in excess of other assets - (0.1%)		(82,535)

NET ASSETS - 100%		$79,310,830

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stocks - 97.4%
Consumer Discretionary - 18.4%
52,500	Aeropostale Inc. (a)	$1,220,625
35,000	BorgWarner Inc. (a)	1,841,700
60,000	Chico's FAS Inc.	631,200
10,000	Chipotle Mexican Grill Inc. - Class A (a)	1,720,000
30,000	Coach Inc.	1,288,800
21,000	DeVry Inc.	1,033,410
40,000	GameStop Corp. - Class A (a)	788,400
22,000	Guess? Inc.	893,860
5,000	NetFlix Inc. (a)	810,800
60,000	Nordstrom Inc.	2,232,000
34,400	Tempur-Pedic International Inc. (a)	1,066,400
12,000	Tenneco Inc. (a)	347,640

		13,874,835
Consumer Staples - 7.7%
35,000	Avon Products Inc.	1,123,850
15,000	Church & Dwight Co. Inc.	974,100
40,000	Flowers Foods Inc.	993,600
29,000	Herbalife Ltd.	1,750,150
16,500	Ralcorp Holdings Inc. (a)	964,920

		5,806,620
Energy - 6.1%
12,800	Noble Energy Inc.	961,152
30,000	Peabody Energy Corp.	1,470,300
50,000	Southern Union Co.	1,203,000
50,000	Williams Cos. Inc.	955,500

		4,589,952
Financials - 6.7%
20,000	Affiliated Managers Group Inc. (a)	1,560,200
23,000	Credit Acceptance Corp. (a)	1,392,880
5,000	Portfolio Recovery Associates Inc. (a)	323,250
10,000	Signature Bank (a)	388,400
30,000	Stifel Financial Corp. (a)	1,388,700

		5,053,430
Health Care - 14.8%
25,000	Biogen Idec Inc. (a)	1,403,000
40,000	Catalyst Health Solutions Inc. (a)	1,408,400
20,000	Cerner Corp. (a)	1,679,800
27,500	Hospira Inc. (a)	1,567,775
18,000	Immucor Inc. (a)	356,940
20,000	Medidata Solutions Inc. (a)	384,000
60,000	PSS World Medical Inc. (a)	1,282,800
24,000	Thermo Fisher Scientific Inc. (a)	1,149,120
44,523	Valeant Pharmaceuticals International Inc.	1,115,289
22,000	West Pharmaceutical Services Inc.	754,820

		11,101,944
Industrials - 14.5%
25,000	AGCO Corp. (a)	975,250
Shares	Security Description	Value

17,000	Alliant Techsystems Inc. (a)	$1,281,800
11,000	FTI Consulting Inc. (a)	381,590
9,000	Genesee & Wyoming Inc. - Class A (a)	390,510
14,000	Insituform Technologies Inc. - Class A (a)	338,520
20,000	Joy Global Inc.	1,406,400
17,000	L-3 Communications Holdings Inc.	1,228,590
10,000	Landstar System Inc.	386,200
37,000	Pall Corp.	1,540,680
60,000	Quanta Services Inc. (a)	1,144,800
22,000	Roper Industries Inc.	1,433,960
11,500	Woodward Governor Co.	372,830

		10,881,130
Information Technology - 19.9%
40,000	Adobe Systems Inc. (a)	1,046,000
37,000	Akamai Technologies Inc. (a)	1,856,660
30,000	Citrix Systems Inc. (a)	2,047,200
32,000	Cognizant Technology Solutions Corp. (a)	2,063,040
80,000	Diodes Inc. (a)	1,367,200
10,000	Equinix Inc. (a)	1,023,500
15,000	Factset Research Systems Inc.	1,216,950
5,700	Itron Inc. (a)	349,011
40,000	Power-One Inc. (a)	363,600
75,000	SRA International Inc. - Class A (a)	1,479,000
60,000	Tessera Technologies Inc. (a)	1,110,000
135,000	Zoran Corp. (a)	1,031,400

		14,953,561
Materials - 7.7%
23,000	Agrium Inc.	1,724,770
85,000	Calgon Carbon Corp. (a)	1,232,500
21,000	Cliffs Natural Resources Inc.	1,342,320
25,000	Sigma-Aldrich Corp.	1,509,500

		5,809,090
Telecommunication Services - 1.6%
67,500	Partner Communications Co. Ltd. - ADR	1,232,550

Total Common Stocks (cost $52,423,282)		73,303,112

Short Term Investments - 1.2%
Investment Company - 1.2%
890,922	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (b)	890,922

Total Short Term Investments (cost $890,923)		890,922

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares or Principal Amount	Security Description	Value
Total Investments - 98.6% (cost $53,314,205)		$74,194,034
Other assets in excess of liabilities - 1.4%		1,069,559

NET ASSETS - 100%		$75,263,593

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks - 96.0%
Consumer Discretionary - 12.9%
61,400	AnnTaylor Stores Corp. (a)	$1,242,736
131,475	Callaway Golf Co.	920,325
12,000	Columbia Sportswear Co.	701,280
70,000	Foot Locker Inc.	1,017,100
32,300	Jack in the Box Inc. (a)	692,512
20,900	Mohawk Industries Inc. (a)	1,113,970
36,700	Steiner Leisure Ltd. (a)	1,398,270
24,100	Tractor Supply Co.	955,806

		8,041,999
Consumer Staples - 1.8%
13,800	Church & Dwight Co. Inc.	896,172
4,900	J&J Snack Foods Corp.	205,457

		1,101,629
Energy - 6.2%
28,300	Bill Barrett Corp. (a)	1,018,800
27,900	Dresser-Rand Group Inc. (a)	1,029,231
23,300	SM Energy Co.	872,818
21,600	Tidewater Inc.	967,896

		3,888,745
Financials - 20.1%
16,700	Affiliated Managers Group Inc. (a)	1,302,767
27,400	Arthur J Gallagher & Co.	722,538
47,600	Assured Guaranty Ltd.	814,436
34,150	BancorpSouth Inc.	484,247
19,900	Cullen/Frost Bankers Inc.	1,072,013
24,900	Delphi Financial Group Inc.	622,251
13,300	Home Properties Inc.	703,570
13,600	Jones Lang LaSalle Inc.	1,173,272
21,300	Mack-Cali Realty Corp.	696,723
39,100	MB Financial Inc.	634,202
107,500	MFA Financial Inc.	820,225
12,200	RLI Corp.	690,764
42,800	Selective Insurance Group	697,212
53,800	Texas Capital Bancshares Inc. (a)	929,126
28,200	United Bankshares Inc.	701,898
52,200	Wilmington Trust Corp.	468,756

		12,534,000
Health Care - 9.4%
44,000	Genomic Health Inc. (a)	587,840
8,500	Mettler Toledo International Inc. (a)	1,057,740
58,600	PSS World Medical Inc. (a)	1,252,868
71,900	VCA Antech Inc. (a)	1,516,371
41,700	West Pharmaceutical Services Inc.	1,430,727

		5,845,546
Industrials - 14.3%
64,200	Barnes Group Inc.	1,129,278
26,000	Carlisle Cos. Inc.	778,700
30,500	CLARCOR Inc.	1,178,215
Shares	Security Description	Value

22,400	Hubbell Inc. - Class B	$1,136,800
38,200	IDEX Corp.	1,356,482
88,500	Insteel Industries Inc.	794,730
59,100	John Bean Technologies Corp.	952,101
28,400	Tennant Co.	877,560
35,900	Werner Enterprises Inc.	735,591

		8,939,457
Information Technology - 19.7%
21,400	Anixter International Inc. (a)	1,155,386
24,200	CACI International Inc. - Class A (a)	1,095,292
30,800	Comtech Telecommunications Corp. (a)	842,380
88,100	Daktronics Inc.	865,142
134,600	Entegris Inc. (a)	628,582
25,000	Littelfuse Inc. (a)	1,092,500
54,500	Microsemi Corp. (a)	934,675
26,200	MTS Systems Corp.	812,200
29,900	National Instruments Corp.	976,534
59,900	Parametric Technology Corp. (a)	1,170,446
39,300	Park Electrochemical Corp.	1,035,162
39,650	Rosetta Stone Inc. (a)	842,166
17,900	Syntel Inc.	796,550

		12,247,015
Materials - 7.7%
14,900	Albemarle Corp.	697,469
30,800	Arch Chemicals Inc.	1,080,772
38,400	Intrepid Potash Inc. (a)	1,001,088
30,700	Sensient Technologies Corp.	936,043
70,700	Worthington Industries Inc.	1,062,621

		4,777,993
Utilities - 3.9%
29,200	IDACORP Inc.	1,048,864
56,800	Westar Energy Inc.	1,376,264

		2,425,128

Total Common Stocks (cost $48,688,524)		59,801,512

Short Term Investments - 4.0%
Investment Company - 4.0%
2,529,055	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.03% (b)	2,529,055

		2,529,055

Total Short Term Investments (cost $2,529,055)		2,529,055

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Total Investments - 100.0% (cost $51,217,579)		$62,330,567
Liabilities in excess of other assets - (0.0%)		(24,259)

NET ASSETS - 100%		$62,306,308

(a)		Non-income producing security.
(b)		Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

Common Stocks - 0.0%
United States - 0.0%
952	Southern Copper Corp.	$33,434

Total Common Stocks (cost $28,229)		33,434

Foreign Stocks - 94.4%
Australia - 9.6%
39,300	AGL Energy Ltd.	614,062
16,958	ASX Ltd.	533,706
11,553	Australia & New Zealand Banking Group Ltd.	264,354
45,902	BHP Billiton Ltd.	1,725,849
37,509	Boral Ltd.	167,088
2,815	Cochlear Ltd.	191,089
6,019	Commonwealth Bank of Australia	297,612
24,565	Foster's Group Ltd.	145,508
145,770	Goodman Fielder Ltd.	183,818
251,387	Goodman Group	156,680
86,221	GPT Group	244,946
103,311	Harvey Norman Holdings Ltd.	376,355
10,989	Leighton Holdings Ltd.	351,052
70,543	National Australia Bank Ltd.	1,727,311
15,270	Orica Ltd.	379,360
36,093	QBE Insurance Group Ltd.	601,969
72,186	Toll Holdings Ltd.	460,370
5,206	Wesfarmers Ltd.	165,454
19,229	Westpac Banking Corp.	431,820
24,993	Woolworths Ltd.	696,504
20,086	WorleyParsons Ltd.	431,851

		10,146,758
Austria - 0.3%
7,999	Voestalpine AG	294,612

Belgium - 2.0%
47,677	Belgacom SA	1,859,002
7,767	UCB SA	269,074

		2,128,076
Brazil - 0.6%
5,400	Banco do Brasil SA	101,795
5,600	BM&F Bovespa SA	46,874
400	Cia de Concessoes Rodoviarias	10,250
3,100	Cia Siderurgica Nacional SA	54,040
700	Cosan SA Industria e Comercio	10,328
1,400	CPFL Energia SA	32,192
800	Cyrela Brazil Realty SA	11,288
500	EDP - Energias do Brasil SA	10,723
1,100	Lojas Renner SA	37,388
1,200	MRV Engenharia e Participacoes SA	11,527
570	Multiplan Empreendimentos Imobiliarios SA	12,120
Shares	Security Description	Value

1,200	Natura Cosmeticos SA	$32,424
1,937	PDG Realty SA Empreendimentos e Participacoes	23,037
2,100	Redecard SA	32,797
600	Souza Cruz SA	30,317
1,100	Tele Norte Leste Participacoes SA	20,346
4,300	Vale SA	132,836

		610,282
China - 1.2%
244,000	Bank of China Ltd.	127,997
28,000	Bank of Communications Co. Ltd.	30,279
22,000	China Communications Constructions Co. Ltd.	20,926
187,000	China Construction Bank Corp.	163,896
4,000	China High Speed Transmission Equipment Group Co. Ltd.	8,682
33,000	China Life Insurance Co. Ltd.	130,365
6,000	China Merchants Holdings International Co. Ltd.	21,808
62,000	China Petroleum & Chemical Corp.	54,979
6,500	China Railway Construction Corp. Ltd.	8,746
32,000	China Zhongwang Holdings Ltd.	19,839
5,000	Citic Pacific Ltd.	11,407
82,000	CNOOC Ltd.	158,956
8,000	COSCO Pacific Ltd.	12,043
12,500	Fosun International Ltd.	9,941
8,000	Greentown China Holdings Ltd.	8,703
18,961	Guangzhou Automobile Group Co. Ltd.	32,650
6,000	Guangzhou R&F Properties Co. Ltd.	8,429
4,500	Hengan International Group Co. Ltd.	44,863
36,000	Huaneng Power International Inc.	22,411
236,000	Industrial & Commercial Bank of China	175,815
10,000	Jiangsu Expressway Co. Ltd.	10,479
17,500	Parkson Retail Group Ltd.	30,450
88,000	PetroChina Co. Ltd.	102,421
98,000	Renhe Commercial Holdings Co. Ltd.	18,315
2,000	Shanghai Industrial Holdings Ltd.	10,105
21,000	Shui On Land Ltd.	10,285
15,000	Soho China Ltd.	10,653
50,000	Want Want China Holdings Ltd.	46,400
10,000	Zhejiang Expressway Co. Ltd.	9,435

		1,321,278
Czech Republic - 0.0%
197	CEZ AS	8,829
396	Telefonica O2 Czech Republic AS	8,479

		17,308
Finland - 2.3%
12,394	Fortum Oyj	324,202
58,770	Nokia Oyj	590,408
45,617	Orion Oyj	910,947

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

47,738	Pohjola Bank Plc	$580,766

		2,406,323
France - 9.5%
16,728	BNP Paribas	1,189,580
19,496	Bouygues SA	836,716
5,435	Carrefour SA	292,005
6,087	Casino Guichard Perrachon SA	557,241
3,248	Fonciere Des Regions	346,087
63,283	France Telecom SA	1,367,241
3,388	Gecina SA	401,783
4,543	LVMH Moet Hennessy Louis Vuitton SA	666,321
5,827	Neopost SA	433,598
40,020	PagesJaunes Groupe SA	419,009
10,613	Sanofi-Aventis SA	707,056
29,273	Total SA	1,508,500
47,531	Vivendi SA	1,299,033

		10,024,170
Germany - 6.3%
55,832	BASF SE	3,538,873
8,027	Hochtief AG	693,699
36,675	RWE AG	2,482,594

		6,715,166
Greece - 0.3%
19,081	OPAP SA	301,709

Hong Kong - 1.7%
467,000	Hopewell Holdings Ltd.	1,510,801
144,000	NWS Holdings Ltd.	282,484
12,000	Skyworth Digital Holdings Ltd.	8,367

		1,801,652
Hungary - 0.0%
6,661	Magyar Telekom Telecommunications Plc	21,873

Indonesia - 0.2%
17,500	International Nickel Indonesia Tbk PT	9,564
66,500	Perusahaan Gas Negara PT	28,702
17,500	PT Astra International Tbk	111,239
9,500	Semen Gresik Persero Tbk PT	10,544
5,000	Unilever Indonesia Tbk PT	9,445
4,500	United Tractors Tbk PT	10,317

		179,811
Italy - 2.9%
90,713	Enel SpA	483,476
98,395	ENI SpA	2,123,161
62,972	Pirelli & C. SpA	512,449

		3,119,086
Japan - 18.9%
47,500	AEON Credit Service Co. Ltd.	511,652
Shares	Security Description	Value

13,000	Air Water Inc.	$154,517
32,000	China Bank Ltd.	186,724
15,300	Chubu Electric Power Co. Inc.	378,192
22,200	Eisai Co. Ltd.	776,441
1,500	Fast Retailing Co. Ltd.	211,359
67,000	Furukawa Electric Co. Ltd.	252,073
33,000	Honda Motor Co. Ltd.	1,171,567
345	Japan Prime Realty Investment Corp.	759,777
41	Japan Tobacco Inc.	136,519
124,000	Joyo Bank Ltd.	540,810
539,000	Kajima Corp.	1,298,095
19,300	Kansai Electric Power Co. Inc.	468,741
10,000	Koito Manufacturing Co. Ltd.	153,367
11,100	Kyushu Electric Power Co. Inc.	253,494
10,400	Lawson Inc.	476,636
56,400	Mitsubishi UFJ Financial Group Inc.	262,876
28,800	Mitsui & Co. Ltd.	428,584
276,600	Mizuho Financial Group Inc.	404,328
19,400	MS&AD Insurance Group Holdings	445,600
2,500	Nintendo Co. Ltd.	624,850
285,000	Nippon Express Co. Ltd.	1,082,495
6,000	Nippon Telegraph & Telephone Corp.	262,042
19,000	Nissan Chemical Industries Ltd.	214,222
18,000	Nisshin Seifun Group Inc.	236,592
231	NTT DoCoMo Inc.	384,723
133,000	Ricoh Co. Ltd.	1,875,641
22,700	Sankyo Co. Ltd.	1,202,181
8,700	Secom Co. Ltd.	392,991
146,200	Senshu Ikeda Holdings Inc.	218,967
12,100	Shin-Etsu Chemical Co. Ltd.	589,342
16,800	Shiseido Co. Ltd.	377,225
54,000	Sumitomo Chemical Co. Ltd.	236,808
59,600	Sumitomo Corp.	768,387
78,000	Sumitomo Metal Industries Ltd.	197,196
96,000	Sumitomo Rubber Industries Inc.	937,455
193,000	Taisei Corp.	397,747
9,200	Takeda Pharmaceutical Co. Ltd.	422,742
4,310	USS Co. Ltd.	321,727

		20,014,685
Malaysia - 0.3%
23,100	Berjaya Sports Toto Bhd	31,139
2,200	British American Tobacco Plc	34,561
4,200	Bursa Malaysia Bhd	11,065
2,700	DiGi.Com Bhd	21,260
3,900	Kuala Lumpur Kepong Bhd	21,484
12,600	Malayan Banking Bhd	35,930
7,500	MISC Bhd	21,241
2,900	Petronas Gas BHD	10,243
7,900	Public Bank Bhd	31,846
12,500	Sime Darby Bhd	34,430
7,400	SP Setia Berhad	10,767
19,800	Telekom Malaysia Bhd	21,943

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

15,400	UMW Holdings Bhd	$33,784
13,500	YTL Power International Bhd	10,018

		329,711
Mexico - 0.2%
1,300	Alfa SAB de CV	10,059
15,400	Grupo Financiero Banorte SAB de CV	58,420
8,200	Grupo Financiero Inbursa SA	32,344
3,800	Grupo Modelo SAB de CV	21,020
3,400	Kimberly-Clark de Mexico SAB de CV	21,816
83,000	Telefonos de Mexico SAB de CV	62,116
12,500	Wal-Mart de Mexico SAB de CV	31,448

		237,223
Netherlands - 2.9%
12,166	Koninklijke DSM NV	623,209
17,149	Koninklijke Philips Electronics NV	538,930
39,457	Royal Dutch Shell Plc	1,150,876
25,910	Unilever NV	774,347

		3,087,362
New Zealand - 0.3%
151,264	SKYCITY Entertainment Group Ltd.	313,952

Norway - 1.2%
18,717	DnB NOR ASA	254,877
28,762	StatoilHydro ASA	600,340
9,900	Yara International ASA	447,971

		1,303,188
Peru - 0.1%
500	Cia de Minas Buenaventura SA - ADR	22,590
715	Credicorp Ltd.	81,439

		104,029
Philippines - 0.1%
20,000	Bank of the Philippine Islands	24,840
1,070	Globe Telecom Inc.	21,702
740	Philippine Long Distance Telephone Co.	44,117
1,000	SM Investments Corp.	12,990
89,300	SM Prime Holdings Inc.	25,683

		129,332
Poland - 0.2%
358	Bank Handlowy w Warszawie SA	10,800
710	Bank Pekao SA	42,034
136	Bank Zachodni WBK SA	10,074
4,339	Cyfrowy Polsat SA	22,372
611	KGHM Polska Miedz SA	24,669
2,974	Powszechna Kasa Oszczednosci Bank Polski SA (a)	45,081
5,891	Telekomunikacja Polska SA	36,458

		191,488
Portugal - 0.3%
21,675	Portugal Telecom SGPS SA	289,248

Shares	Security Description	Value

Russia - 0.4%
3,600	Lukloil OAO - ADR	$204,120
3,550	MMC Norilsk Nickel - ADR	60,527
400	Polyus Gold Co. - ADR	10,380
3,950	Surgutneftegaz - ADR	37,486
1,900	Tatneft - GDR	59,451
450	Uralkali - GDR	9,878

		381,842
South Africa - 0.6%
13,092	African Bank Investments Ltd.	67,433
1,988	Aveng Ltd.	12,425
2,094	Foschini Ltd.	24,968
13,281	Growthpoint Properties Ltd.	32,725
751	Imperial Holdings Ltd.	12,241
2,015	Kumba Iron Ore Ltd.	105,069
1,253	Massmart Holdings Ltd.	26,607
1,772	Murray & Roberts Holdings Ltd.	11,431
946	Naspers Ltd. - Class N	46,320
1,582	Pick n Pay Stores Ltd.	9,824
16,000	Pretoria Portland Cement Co. Ltd.	73,469
1,274	Sasol Ltd.	57,270
3,846	Standard Bank Group Ltd.	61,335
13,306	Telkom SA Ltd.	73,601
406	Tiger Brands Ltd.	11,060
2,537	Truworths International Ltd.	25,515

		651,293
South Korea - 0.7%
1,210	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	28,921
300	Dongbu Insurance Co. Ltd.	9,276
470	Dongkuk Steel Mill Co. Ltd.	11,254
95	Doosan Corp.	12,707
1,290	Hanwha Chem Corp.	30,946
370	Hyundai Development Co.	9,801
68	Hyundai Mipo Dockyard Co. Ltd.	11,243
1,770	Hyundai Securities Co. Ltd.	24,840
1,910	Kangwon Land Inc.	41,547
79	KCC Corp.	25,430
2,920	Korea Exchange Bank	35,344
2,810	Korea Life Insurance Co. Ltd.	18,806
1,940	KT Corp.	77,763
1,210	KT&G Corp.	72,169
400	S1 Corp.	21,963
721	Samsung Card Co. Ltd.	36,300
290	Samsung Engineering Co. Ltd.	38,663
238	Samsung Fire & Marine Insurance Co. Ltd.	40,707
1,440	Samsung Heavy Industries Co. Ltd.	38,081
257	SK Holdings Co. Ltd.	26,712
567	SK Telecom Co. Ltd.	85,291

		697,764

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

Spain - 4.5%
58,249	Banco Bilbao Vizcaya Argentaria SA	$786,451
107,455	Banco de Sabadell SA	538,139
215,050	Banco Santander SA	2,731,143
26,082	Repsol YPF SA	671,764

		4,727,497
Sweden - 3.8%
39,117	Atlas Copco AB	755,522
123,432	Nordea Bank AB	1,286,380
79,377	Skanska AB	1,455,345
17,067	Svenska Handelsbanken	559,703

		4,056,950
Switzerland - 5.0%
31,309	Credit Suisse Group AG	1,338,536
22,129	Nestle SA	1,179,207
29,901	Novartis AG	1,715,107
2,372	Syngenta AG	589,620
1,902	Zurich Financial Services AG	445,878

		5,268,348
Taiwan - 1.2%
14,000	Acer Inc.	35,591
4,000	Advantech Co. Ltd.	10,527
3,400	Asustek Computer Inc.	24,384
3,250	Cheng Shin Rubber Industry Co. Ltd.	7,159
4,150	Chicony Electronics Co. Ltd.	8,770
51,000	China Steel Corp.	52,742
17,024	Chinatrust Financial Holding Co. Ltd.	10,738
8,000	Chinese Gamer International Corp.	60,193
33,000	Chungwa Telecom Co. Ltd.	73,960
23,454	Compal Electronics Inc.	28,047
7,000	Coretronic Corp.	10,758
11,000	Delta Electronics Inc.	45,961
4,000	Everlight Electronics Co. Ltd.	11,257
17,000	Formosa Chemicals & Fibre Corp.	41,094
23,000	Formosa Plastics Corp.	56,482
16,799	Fubon Financial Holding Co. Ltd.	20,681
3,200	HTC Corp.	72,641
16,079	Lite-On Technology Corp.	20,283
5,008	MediaTek Inc.	70,391
22,000	Nan Ya Plastics Corp.	48,180
3,000	Nan Ya Printed Circuit Board Corp.	11,622
4,000	Novatek Microelectronics Corp.	11,334
12,000	Pou Chen Corp.	10,508
16,000	Quanta Computer Inc.	25,972
4,040	Realtek Semiconductor Corp.	9,339
1,050	Richtek Technology Corp.	7,799
29,000	Siliconware Precision Industries Co. Ltd.	30,455
8,793	Synnex Technology International Corp.	20,383
10,000	Taiwan Mobile Co. Ltd.	20,651
147,000	Taiwan Semiconductor Manufacturing Co. Ltd.	291,807
Shares	Security Description	Value

4,000	Transcend Information Inc.	$10,310
67,000	United Microelectronics Corp.	29,711
10,503	Wistron Corp.	19,169
17,000	Yuanta Financial Holding Co. Ltd.	10,342

		1,219,241
Thailand - 0.2%
10,600	Advanced Info Service Public Co. Ltd.	33,201
4,800	Bangkok Bank Public Co. Ltd.	24,688
2,200	Bangkok Bank Public Co. Ltd.	11,714
10,200	BEC World Public Co. Ltd.	13,032
28,500	Charoen Pokphand Foods Public Co. Ltd.	23,727
21,400	CP ALL Public Co. Ltd.	29,810
6,300	Kasikornbank Public Co. Ltd.	25,757
4,600	PTT Public Company Ltd.	45,045
1,000	Siam Cement Public Co. Ltd.	12,133
7,100	Siam Commercial Bank Public Co. Ltd.	24,229

		243,336
Turkey - 0.1%
7,135	Akbank T.A.S.	43,662
695	Anadolu Efes Biracilik Ve Malt Sanayii AS	10,861
291	BIM Birlesik Magazalar AS	8,401
940	Tupras Turkiye Petrol Rafine	25,349
5,643	Turk Telekomunikasyon AS	25,363
1,062	Turkiye Halk Bankasi AS	9,840
7,885	Turkiye Is Bankasi SA	33,531

		157,007
United Kingdom - 16.5%
10,381	AstraZeneca Plc	527,235
56,999	Aviva Plc	357,128
9,022	BHP Billiton Plc	286,959
82,346	Bradford & Bingley Plc (a) (b) (c)	—
71,184	British American Tobacco Plc	2,654,893
20,831	Diageo Plc	358,602
129,032	Firstgroup Plc	735,288
136,004	GlaxoSmithKline Plc	2,679,877
209,085	Home Retail Group Plc	676,523
91,628	HSBC Holdings Plc	928,283
141,114	ICAP Plc	956,408
42,573	J Sainsbury Plc	261,258
478,748	Legal & General Group Plc	778,287
70,480	Marks & Spencer Group Plc	429,637
20,121	Reckitt Benckiser Group Plc	1,106,456
645,746	RSA Insurance Group Plc	1,325,653
45,133	Segro Plc	193,531
13,380	Severn Trent Plc	275,519
11,245	Standard Chartered Plc	322,517
189,833	Standard Life Plc	689,369
19,233	Unilever Plc	556,152

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

536,777	Vodafone Group Plc	$1,324,532

		17,424,107

Total Foreign Stocks (cost $95,195,007)		99,915,707

Preferred Stocks - 1.5%
Brazil - 0.7%
3,300	AES Tiete SA	43,813
900	Cia de Bebidas das Americas	109,806
1,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	17,804
4,500	Tele Norte Leste Participacoes SA	63,735
400	Telemar Norte Leste SA(a)	10,595
5,100	Ultrapar Participacoes SA	306,386
7,500	Vale SA	205,533

		757,672
Germany - 0.6%
5,354	Volkswagen AG, 3.15%	646,462

Mexico - 0.1%
10,600	Grupo Televisa SA	40,220

South Korea - 0.1%
710	Hyundai Motor Co. Ltd.	34,314
520	Hyundai Motor Co. Ltd. (Non-cumulative)	24,173
560	LG Electronics Inc.	18,616

		77,103

Total Preferred Stocks (cost $1,152,824)		1,521,457

Exchange Traded Funds - 1.3%
9,758	iPath MSCI India Index Exchange-Traded Note (a)	739,266
1,762	iShares MSCI Chile Investable Market Index Fund	130,423
9,853	iShares MSCI EAFE Index Fund	541,127

Total Exchange Traded Funds (cost $1,225,677)		1,410,816

Short Term Investments - 2.1%
Investment Company - 2.1%
2,188,245	Highmark 100% U.S. Treasury Money Market Fund, 0.04% (d)	2,188,245

Total Short Term Investments (cost $2,188,244)		2,188,245

Total Investments - 99.3% (cost $99,789,981)		105,069,659
Other assets in excess of liabilities - 0.7%		734,323

Total Net Assets - 100%		$105,803,982

(a)	Non-income producing security.
(b)
Security fair valued in good faith in accordance with the procedures established by the Tributary Funds' Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 "Fair Value Measurements and Disclosures" in the Notes to Financial Statements.

(c)
The security is considered illiquid according to the policies and procedures approved by the Tributary Funds' Board of Directors.  The total value of illiquid securities in the Fund was 0.0% of net assets.

(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

ADR	American Depositary Receipt
GDR	Global Depository Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

As of September 30, 2010, industry diversification of the Fund was as follows:

Percentage of
Industry Diversification	Net Assets
Banks	13.4%
Materials	9.9%
Capital Goods	7.9%
Pharmaceuticals Biotechnology & Life Sciences	7.6%
Energy	7.1%
Food Beverage & Tobacco	6.3%
Telecommunication Services	5.9%
Utilities	5.2%
Insurance	4.6%
Diversified Financials	3.9%
Automobiles & Components	3.5%
Real Estate	3.5%
Technology Hardware & Equipment	3.1%
Food & Staples Retailing	2.4%
Transportation	2.2%
Money Market Funds	2.1%
Retailing	2.0%
Consumer Durables & Apparel	1.8%
Media	1.7%
Household & Personal Products	1.5%
Exchange Traded Funds	1.3%
Software & Services	0.7%
Consumer Services	0.7%
Semiconductors & Semiconductor Equipment	0.4%
Commercial & Professional Services	0.4%
Health Care Equipment & Services	0.2%
99.3%

See accompanying notes to financial statements.

This page intentionally left blank.

SEMI-ANNUAL REPORT 2010

 STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$68,027,362	$59,214,312
Unrealized appreciation (depreciation) of investments	1,673,026	2,180,026
Total investments, at value	69,700,388	61,394,338
Foreign currency at value (a)	–	–
Interest and dividends receivable	642,307	512,991
Receivable for capital shares issued	194,031	101,898
Reclaims receivable	–	–
Receivable for investments sold	–	–
Prepaid expenses	29,908	19,417
Total Assets	70,566,634	62,028,644
Liabilities:
Distributions payable	171,671	194,529
Payable for investments purchased	–	–
Payable for capital shares redeemed	92,434	84,743
Accrued expenses and other payables:
Investment advisory fees	16,098	16,611
Administration fees payable to non-related parties	5,138	4,592
Administration fees payable to related parties	4,025	3,523
Shareholder service fees	14,374	12,584
Custodian fees to related parties	862	755
Other fees	23,802	22,368
Total liabilities	328,404	339,705
Net assets	$70,238,230	$61,688,939
Composition of Net Assets:
Capital	$72,683,842	$60,765,994
Accumulated net investment income (loss)	(474,502)	235,231
Accumulated net realized gain (loss) from investments and foreign currency transactions	(3,644,136)	(1,492,312)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,673,026	2,180,026
Net Assets	$70,238,230	$61,688,939
Shares of beneficial interest	7,311,512	6,071,990
Net asset value, offering and redemption price per share	$9.61	$10.16

(a) Foreign currency at cost	$–	$–

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

BALANCED FUND	CORE EQUITY FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND	INTERNATIONAL EQUITY FUND

$25,414,728	$90,057,617	$70,184,412	$53,314,205	$51,217,579	$99,789,981
5,735,816	15,089,609	9,208,953	20,879,829	11,112,988	5,279,678
31,150,544	105,147,226	79,393,365	74,194,034	62,330,567	105,069,659
–	–	–	–	–	159,073
180,060	141,573	69,975	45,775	109,656	386,349
5,769	30,930	8,048	336,703	27,528	78,162
–	–	–	–	–	216,750
98,729	–	–	2,926,344	–	–
26,700	29,688	23,587	32,400	25,809	36,931
31,461,802	105,349,417	79,494,975	77,535,256	62,493,560	105,946,924

–	–	–	–	–	–
405,165	–	–	2,163,747	105,765	–
438	25,255	85,111	23,775	3,453	5,957

15,592	53,028	48,057	37,300	35,821	67,700
2,120	6,577	4,997	4,625	3,873	9,307
1,746	5,892	4,485	4,144	3,482	5,924
6,237	21,043	16,019	14,801	12,438	21,156
374	1,262	961	888	746	2,565
16,313	29,866	24,515	22,383	21,674	30,333
447,985	142,923	184,145	2,271,663	187,252	142,942
$31,013,817	$105,206,494	$79,310,830	$75,263,593	$62,306,308	$105,803,982

$27,206,999	$95,131,980	$69,615,103	$60,387,173	$47,161,299	$111,735,519
129,189	148,538	64,060	310,459	68,659	3,062,423
(2,058,187)	(5,163,633)	422,714	(6,313,868)	3,963,362	(14,296,073)
5,735,816	15,089,609	9,208,953	20,879,829	11,112,988	5,302,113
$31,013,817	$105,206,494	$79,310,830	$75,263,593	$62,306,308	$105,803,982
2,429,421	13,875,360	9,341,729	6,255,840	3,770,064	10,454,150
$12.77	$7.58	$8.49	$12.03	$16.53	$10.12

$–	$–	$–	$–	$–	$158,656

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2010 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$1,249,486	$1,467,958
Dividend	51,492	58,994
Foreign tax withholding	–	–
Total Income	1,300,978	1,526,952
Expenses:
Investment advisory fees	174,757	182,490
Administration fees	56,936	50,410
Shareholder service fees	87,378	76,037
Custodian fees	10,485	9,124
Chief compliance officer fees	5,105	4,456
Director fees	2,388	1,730
Transfer agent fees	15,342	14,515
Registration and filing fees	11,901	17,277
Other fees	11,296	8,969
Total expenses before waivers	375,588	365,008
Expenses reduced by Adviser	(93,219)	(122,482)
Custodian fees waived	(5,243)	(4,563)
Total Expenses	277,126	237,963
Net Investment Income	1,023,852	1,288,989
Realized and Unrealized Gain (Loss) On Investments and Foreign Currency:
Net realized gain (loss) on investments and foreign currency transactions	120,142	232,527
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	719,287	1,970,051
Net realized and unrealized gain (loss) on investments and foreign currencies	839,429	2,202,578
Net increase (decrease) in net assets from operations	$1,863,281	$3,491,567

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2010 (Unaudited)

BALANCED FUND	CORE EQUITY FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND	INTERNATIONAL EQUITY FUND

$268,979	$–	$–	$–	$–	$–
236,028	955,578	599,515	728,980	497,014	2,525,232
(5,128)	(443)	(1,338)	(22,999)	–	(284,465)
499,879	955,135	598,177	705,981	497,014	2,240,767

111,864	390,621	355,757	256,384	268,508	488,450
23,765	77,626	58,937	50,978	47,102	86,346
37,288	130,207	98,821	85,461	78,973	122,112
4,475	15,625	11,858	10,255	9,476	31,749
2,190	7,597	5,861	4,944	4,676	6,931
724	2,966	2,087	1,699	1,956	3,090
12,393	18,192	16,049	15,279	15,104	16,853
8,703	14,035	10,206	12,057	14,629	17,212
–	19,236	14,705	11,366	8,952	18,170
201,402	676,105	574,281	448,423	449,376	790,913
(21,122)	(73,030)	(72,596)	(47,773)	(45,386)	(97,691)
(2,238)	(7,813)	(5,930)	(5,128)	(4,739)	–
178,042	595,262	495,755	395,522	399,251	693,222
321,837	359,873	102,422	310,459	97,763	1,547,545

511,919	2,650,464	1,555,782	2,061,632	3,769,775	(2,047,133)
148,418	(7,632,234)	(3,859,936)	962,801	(4,142,283)	1,810,417
660,337	(4,981,770)	(2,304,154)	3,024,433	(372,508)	(236,716)
$982,174	$(4,621,897)	$(2,201,732)	$3,334,892	$(274,745)	$1,310,829

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

STATEMENTS OF CHANGES IN NET ASSETS

	SHORT-INTERMEDIATE BOND FUND		INCOME FUND
	For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010	For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010
Operations:
Net investment income	$1,023,852	$2,082,237	$1,288,989	$2,712,931
Net realized gain (loss) from investment transactions	120,142	1,020,647	232,527	604,648
Change in unrealized appreciation/depreciation on investments and translations of assets and liabilities in foreign currencies	719,287	1,075,151	1,970,051	2,437,870
Change in net assets resulting from operations	1,863,281	4,178,035	3,491,567	5,755,449
Distributions to Shareholders:
From net investment income	(1,137,767)	(2,238,042)	(1,230,806)	(2,744,927)
Change in net assets from distributions to shareholders	(1,137,767)	(2,238,042)	(1,230,806)	(2,744,927)
Capital Transactions:
Proceeds from shares issued	6,709,229	33,890,007	4,049,600	20,812,643
Proceeds from dividends reinvested	477,672	923,928	352,043	789,153
Cost of shares redeemed	(9,177,273)	(14,375,615)	(5,071,574)	(16,478,990)
Change in net assets from capital transactions	(1,990,372)	20,438,320	(669,931)	5,122,806
Change in net assets	(1,264,858)	22,378,313	1,590,830	8,133,328
Net Assets:
Beginning of period	71,503,088	49,124,775	60,098,109	51,964,781
End of period	$70,238,230	$71,503,088	$61,688,939	$60,098,109
Accumulated net investment income (loss)	$(474,502)	$(360,587)	$235,231	$177,048

Share Transactions:
Shares issued	703,249	3,608,043	405,776	2,189,949
Shares reinvested	50,031	98,197	35,190	82,118
Shares redeemed	(963,885)	(1,525,163)	(508,688)	(1,727,514)
Change in shares	(210,605)	2,181,077	(67,722)	544,553

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

STATEMENTS OF CHANGES IN NET ASSETS

BALANCED FUND		CORE EQUITY FUND		LARGE CAP GROWTH FUND
For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010	For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010	For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010

$321,837	$401,913	$359,873	$740,089	$102,422	$213,433
511,919	(411,410)	2,650,464	(3,139,787)	1,555,782	(320,742)
148,418	9,308,735	(7,632,234)	34,785,454	(3,859,936)	22,947,060
982,174	9,299,238	(4,621,897)	32,385,756	(2,201,732)	22,839,751

(204,672)	(396,549)	(211,335)	(747,149)	(83,375)	(186,642)
(204,672)	(396,549)	(211,335)	(747,149)	(83,375)	(186,642)

3,358,898	6,102,006	9,011,226	31,396,964	7,938,556	38,622,721
203,984	394,723	113,657	405,398	45,680	102,332
(3,224,688)	(7,362,082)	(10,815,113)	(21,711,347)	(7,607,906)	(10,929,539)
338,194	(865,353)	(1,690,230)	10,091,015	376,330	27,795,514
1,115,696	8,037,336	(6,523,462)	41,729,622	(1,908,777)	50,448,623

29,898,121	21,860,785	111,729,956	70,000,334	81,219,607	30,770,984
$31,013,817	$29,898,121	$105,206,494	$111,729,956	$79,310,830	$81,219,607
$129,189	$12,024	$148,538	$–	$64,060	$45,013

273,030	549,022	1,220,130	4,481,571	936,460	5,521,706
16,528	35,146	15,808	57,956	5,301	13,504
(263,601)	(692,376)	(1,474,126)	(3,059,735)	(899,501)	(1,377,306)
25,957	(108,208)	(238,188)	1,479,792	42,260	4,157,904

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

STATEMENTS OF CHANGES IN NET ASSETS

	GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
	For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010	For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010
Operations:
Net investment income	$310,459	$(59,351)	$97,763	$239,726
Net realized gain (loss) from investment transactions	2,061,632	(2,311,057)	3,769,775	1,773,183
Change in unrealized appreciation/depreciation on investments and translations of assets and liabilities in foreign currencies	962,801	26,332,035	(4,142,283)	22,510,337
Change in net assets resulting from operations	3,334,892	23,961,627	(274,745)	24,523,246
Distributions to Shareholders:
From net investment income	–	–	(44,697)	(229,424)
Change in net assets from distributions to shareholders	–	–	(44,697)	(229,424)
Capital Transactions:
Proceeds from shares issued	11,420,125	16,160,851	9,276,446	22,340,482
Proceeds from dividends reinvested	–	–	22,354	108,709
Cost of shares redeemed	(7,918,002)	(13,493,380)	(11,410,404)	(12,056,762)
Change in net assets from capital transactions	3,502,123	2,667,471	(2,111,604)	10,392,429
Change in net assets	6,837,015	26,629,098	(2,431,046)	34,686,251
Net Assets:
Beginning of period	68,426,578	41,797,480	64,737,354	30,051,103
End of period	$75,263,593	$68,426,578	$62,306,308	$64,737,354
Accumulated net investment income (loss)	$310,459	$–	$68,659	$15,593

Share Transactions:
Shares issued	1,009,842	1,622,142	567,445	1,709,606
Shares reinvested	–	–	1,401	8,138
Shares redeemed	(703,019)	(1,353,150)	(707,047)	(843,643)
Change in shares	306,823	268,992	(138,201)	874,101

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

STATEMENTS OF CHANGES IN NET ASSETS

INTERNATIONAL EQUITY FUND
For The Six Months Ended September 30, 2010 (Unaudited)	For The Year Ended March 31, 2010

$1,547,545	$1,579,234
(2,047,133)	8,267,909
1,810,417	28,777,143
1,310,829	38,624,286

–	(306,779)
–	(306,779)

12,601,307	28,020,784
–	162,817
(10,271,867)	(20,486,637)
2,329,440	7,696,964
3,640,269	46,014,471

102,163,713	56,149,242
$105,803,982	$102,163,713
$3,062,423	$1,514,878

1,344,209	3,271,374
–	16,249
(1,090,437)	(2,178,151)
253,772	1,109,472

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding

Distributions to
	Investment Activities		Shareholders from:						Ratios/Supplemental Data
Net Realized
		and								Net
		Unrealized		Net Realized						Investment
		Gains		Gains on		Net		Net		Income
Net Asset	Net	(Losses) on		Investments		Asset		Assets	Expense	(Loss) to	Expenses
Value,	Investment	Investments	Net	and	Return	Value,		End of	to Average	Average	to Average
Beginning	Income	and Foreign	Investment	Foreign	of	End of	Total	Period	Net	Net	Net	Portfolio
of Period	(Loss)	Currency	Income	Currency	Capital	Period	Return (a)	(000's)	Assets (b)	Assets (b)	Assets* (b)	Turnover

SHORT-INTERMEDIATE BOND FUND
For the period ended September 30,
2010	$ 9.51	$ 0.14	(f)	$ 0.12	$ (0.16)	$ -	$ -	$ 9.61	2.71%		$ 70,238	0.79%		2.93%		1.07%	21%
For the year ended March 31,
2010	9.20	0.32	(f)	0.34	(0.35)	-	-	9.51	7.18		71,503	0.86		3.39		1.17	62
2009	9.45	0.33		(0.14)	(0.39)	(0.05)	-	9.20	2.05		49,125	0.90		3.53		1.20	50
2008	9.40	0.41		0.05	(0.41)	-	-	9.45	5.01	(d)	50,299	0.82	(e)	4.33	(e)	1.17	68
2007	9.35	0.35	(f)	0.11	(0.41)	-	-	9.40	5.07		47,306	0.89		3.78		1.13	70
2006	9.58	0.27		(0.09)	(0.41)	-	-	9.35	1.95		60,992	0.84		3.11		0.98	41

INCOME FUND
For the period ended September 30,
2010	$ 9.79	$ 0.21	(f)	$ 0.36	$ (0.20)	$ -	$ -	$10.16	5.89%		$ 61,689	0.78%		4.24%		1.20%	16%
For the year ended March 31,
2010	9.29	0.45	(f)	0.51	(0.46)	-	-	9.79	10.49		60,098	0.77		4.72		1.27	71
2009	9.69	0.42		(0.39)	(0.43)	-	-	9.29	0.40		51,965	0.79		4.47		1.33	63
2008	9.63	0.46		0.05	(0.45)	-	-	9.69	5.27	(d)	59,117	0.71	(e)	4.73	(e)	1.29	81
2007	9.52	0.40		0.12	(0.41)	-	-	9.63	5.66		64,946	0.98		4.21		1.19	77
2006	9.79	0.35		(0.21)	(0.41)	-	-	9.52	1.38		54,045	1.02		3.70		1.09	85

BALANCED FUND
For the period ended September 30,
2010	$12.44	$ 0.13	(f)	$ 0.28	$ (0.08)	$ -	$ -	$12.77	3.35%		$ 31,014	1.19%		2.16%		1.35%	21%
For the year ended March 31,
2010	8.70	0.17	(f)	3.74	(0.17)	-	-	12.44	45.17		29,898	1.37		1.57		1.53%	70
2009	12.36	0.24		(3.44)	(0.24)	(0.22)	-	8.70	(26.13)		21,861	1.35		2.28		1.51	60
2008	14.69	0.18		(0.17)	(0.18)	(2.16)	-	12.36	(0.55)	(d)	31,376	1.30	(e)	1.32	(e)	1.51	83
2007	14.14	0.12		0.57	(0.12)	(0.02)	-	14.69	4.83		33,659	1.33		0.84		1.45	60
2006	12.45	0.05		1.69	(0.05)	-	-	14.14	13.96		33,518	1.35		0.35		1.35	44

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding

Distributions to
	Investment Activities		Shareholders from:						Ratios/Supplemental Data
Net Realized
		and								Net
		Unrealized		Net Realized						Investment
		Gains		Gains on		Net		Net		Income
Net Asset	Net	(Losses) on		Investments		Asset		Assets	Expense	(Loss) to	Expenses
Value,	Investment	Investments	Net	and	Return	Value,		End of	to Average	Average	to Average
Beginning	Income	and Foreign	Investment	Foreign	of	End of	Total	Period	Net	Net	Net	Portfolio
of Period	(Loss)	Currency	Income	Currency	Capital	Period	Return (a)	(000's)	Assets (b)	Assets (b)	Assets* (b)	Turnover

CORE EQUITY FUND
For the period ended September 30,
2010	$ 7.92	$ 0.03	(f)	$ (0.35)	$ (0.02)	$ -	$ -	$ 7.58	(4.09)%	$105,206	1.14%	0.69%	1.30%	18%
For the year ended March 31,
2010	5.54	0.05	(f)	2.39	(0.06)	-	-	7.92	44.10	111,730	1.18	0.78	1.34	24
2009	8.72	0.09		(3.07)	(0.09)	(0.11)	-	5.54	(34.36)	70,000	1.24	1.34	1.40	28
2008	10.33	0.09		(0.32)	(0.09)	(1.29)	-	8.72	(3.25) (d)	95,746	1.18 (e)	0.87 (e)	1.39	31
2007	10.45	0.11		1.24	(0.11)	(1.36)	-	10.33	13.09	108,580	1.22	1.06	1.32	36
2006	10.26	0.09		1.04	(0.10)	(0.84)	-	10.45	11.43	101,387	1.20	0.88	1.20	18

LARGE CAP GROWTH FUND (g)
For the period ended September 30,
2010	$ 8.73	$ 0.01	(f)	$ (0.24)	$ (0.01)	$ -	$ -	$ 8.49	(2.65)%	$ 79,311	1.25%	0.26%	1.45%	12%
For the year ended March 31,
2010	5.98	0.02	(f)	2.75	(0.02)	-	-	8.73	46.40	81,220	1.22	0.32	1.53	14
2009	8.60	0.05		(2.62)	(0.05)	-	-	5.98	(29.94)	30,771	0.99	0.84	1.55	18
2008	10.00	-	(c)	(1.40)	-	-	-	8.60	(14.00)	23,509	1.95	0.03	2.41	6

GROWTH OPPORTUNITIES FUND
For the period ended September 30,
2010	$11.50	$ 0.05	(f)	$ 0.48	$ -	$ -	$ -	$12.03	4.61%	$ 75,264	1.16%	0.91%	1.31%	21%
For the year ended March 31,
2010	7.36	(0.01)	(f)	4.15	0.00	-	-	11.50	56.25	68,427	1.18	(0.11)	1.35	54
2009	13.16	0.05		(4.44)	(0.02)	(1.29)	(0.10)	7.36	(33.91)	41,797	1.27	0.48	1.43	64
2008	15.21	(0.02)		(0.69)	(0.05)	(1.29)	-	13.16	(5.50) (d)	69,135	1.20 (e)	(0.17) (e)	1.42	73
2007	16.12	(0.02)		0.81	-	(1.70)	-	15.21	5.31	70,521	1.26	(0.15)	1.37	51
2006	15.00	(0.09)		2.95	-	(1.74)	-	16.12	20.03	70,211	1.24	(0.56)	1.24	28

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding

Distributions to
	Investment Activities		Shareholders from:						Ratios/Supplemental Data
Net Realized
		and								Net
		Unrealized		Net Realized						Investment
		Gains		Gains on		Net		Net		Income
Net Asset	Net	(Losses) on		Investments		Asset		Assets	Expense	(Loss) to	Expenses
Value,	Investment	Investments	Net	and	Return	Value,		End of	to Average	Average	to Average
Beginning	Income	and Foreign	Investment	Foreign	of	End of	Total	Period	Net	Net	Net	Portfolio
of Period	(Loss)	Currency	Income	Currency	Capital	Period	Return (a)	(000's)	Assets (b)	Assets (b)	Assets* (b)	Turnover

SMALL COMPANY FUND
For the period ended September 30,
2010	$16.56	$ 0.03	(f)	$ (0.05)	$ (0.01)	$ -	$ -	$16.53	(0.11)%		$ 62,306	1.26%		0.31%		1.42%	18%
For the year ended March 31,
2010	9.90	0.06	(f)	6.66	(0.06)	-	-	16.56	68.04		64,737	1.34		0.47		1.50	30
2009	15.65	0.12		(5.46)	(0.12)	(0.29)	-	9.90	(34.47)		30,051	1.43		0.88		1.59	32
2008	19.47	0.06		(1.06)	(0.06)	(2.76)	-	15.65	(5.87)	(d)	39,676	1.35	(e)	0.37	(e)	1.56	27
2007	20.08	0.08		1.77	(0.10)	(2.36)	-	19.47	9.56		45,845	1.38		0.41		1.48	31
2006	17.54	0.05		3.27	(0.05)	(0.73)	-	20.08	19.29		48,465	1.36		0.28		1.36	15

INTERNATIONAL EQUITY FUND
For the period ended September 30,
2010	$10.02	$ 0.15	(f)	$ (0.05)	$ -	$ -	$ -	$10.12	1.00%		$105,804	1.42%		3.17%		1.62%	56%
For the year ended March 31,
2010	6.18	0.16	(f)	3.71	(0.03)	-	-	10.02	62.63		102,164	1.45		1.72		1.66	126
2009	12.93	0.19		(6.62)	(0.18)	(0.14)	-	6.18	(50.02)		56,149	1.52		2.09		1.77	64
2008	15.21	0.16		(0.78)	(0.15)	(1.51)	-	12.93	(5.40)	(d)	93,782	1.41	(e)	1.10	(e)	1.72	68
2007	13.48	0.12		2.36	(0.15)	(0.60)	-	15.21	18.70		85,896	1.44		0.97		1.65	49
2006	11.20	0.09		3.36	(0.09)	(1.08)	-	13.48	32.12		51,495	1.51		0.85		1.61	51

* Ratios excluding contractual and voluntary waivers. Voluntary waivers may be stopped at any time.
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) Amount rounds to less than $0.005 per share.
(d) During the year ended March 31, 2008, First National reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the total return was an increase of 0.06%. See Note 7 in notes to financial statements.
(e) During the year ended March 31, 2008, First National reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact was a decrease to the net expense ratio and an increase to the net income ratio of, 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund,
0.06% for Balanced Fund, 0.06% for Core Equity Fund, 0.07% for Growth Opportunities Fund, 0.06% for Small Company Fund and 0.06% for
International Equity Fund. See Note 7 in notes to financial statements.
(f ) Per share data calculated using average shares method.
(g) Commenced operations on July 5, 2007.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series.  The Company consists of eight series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Core Equity Fund, the Large Cap Growth Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (collectively, the “Funds” and individually, a “Fund”).  Each series represents a distinct portfolio with its own investment objectives and policies.  All Funds presently offer Institutional Class shares without a sales charge.

Effective August 1, 2010, the Company and the Funds changed their names.  The name changes were as follows:

Name prior to August 1, 2010	Name Effective August 1, 2010
First Focus Funds, Inc.	Tributary Funds, Inc.
First Focus Short-Intermediate Bond Fund	Tributary Short-Intermediate Bond Fund
First Focus Income Fund	Tributary Income Fund
First Focus Balanced Fund	Tributary Balanced Fund
First Focus Core Equity Fund	Tributary Core Equity Fund
First Focus Large Cap Growth Fund	Tributary Large Cap Growth Fund
First Focus Growth Opportunities Fund	Tributary Growth Opportunities Fund
First Focus Small Company Fund	Tributary Small Company Fund
First Focus International Equity Fund	Tributary International Equity Fund

Also effective August 1, 2010, each Fund established Institutional Plus Class shares.  At this time, there are no shareholders in that class.  The two classes differ principally in applicable minimum investment, shareholder servicing fees and co-administration fee waivers.  Shareholders will bear the common expenses of each Fund and will earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also will have different voting rights on matters affecting a single class.  No class has preferential dividend rights.

Under the Company’s organizational documents, the Company shall indemnify its Officers and Directors against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the normal course of business, the Company may enter into contracts with its vendors and others that provide general indemnifications.  The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company.  However, based on experience, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  Each Fund’s NAV is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter securities, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize

SEMI-ANNUAL REPORT 2010

 NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  The Funds' investment adviser and sub-advisers, as applicable, assist the Company’s Board of Directors (the “Board”), which is responsible for this review and determination process.  Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee pursuant to procedures established by the Board. Factors used in determining fair value include, but are not limited to, type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold and information as to any transactions or offers with respect to the security.  In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the International Equity Fund may use an independent statistical fair value pricing service to fair value certain international equity securities.

Recently Issued Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.  The additional disclosures are incorporated into this report.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –
includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds whose NAVs are available on the valuation date.

Level 2 –
includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 –
includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Company’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2010, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$11,199,804	$345,203	$11,545,007
Corporate Bonds	-	29,993,595	-	29,993,595
Government and Agency Obligations	-	22,903,284	-	22,903,284
Preferred Stocks	424,600	-	-	424,600
Investment Companies	871,701	-	-	871,701
Short Term Investments	3,962,201	-	-	3,962,201
Total	$5,258,502	$64,096,683	$345,203	$69,700,388

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$14,158,789	$450,958	$14,609,747
Corporate Bonds	-	16,680,390	-	16,680,390
Government and Agency Obligations	-	27,691,418	-	27,691,418
Preferred Stocks	447,760	-	-	447,760
Exchange Traded Funds	251,132	-	-	251,132
Investment Companies	871,701	-	-	871,701
Short Term Investments	842,190	-	-	842,190
Total	$2,412,783	$58,530,597	$450,958	$61,394,338

Balanced Fund
Common Stocks	$19,616,153	$-	$-	$19,616,153
Corporate Bonds	-	5,480,880	-	5,480,880
Government and Agency Obligations	-	5,109,493	-	5,109,493
Short Term Investments	944,018	-	-	944,018
Total	$20,560,171	$10,590,373	$-	$31,150,544

Core Equity Fund
Common Stocks	$101,739,690	$-	$-	$101,739,690
Short Term Investments	3,407,536	-	-	3,407,536
Total	$105,147,226	$-	$-	$105,147,226

Large Cap Growth Fund
Common Stocks	$78,687,498	$-	$-	$78,687,498
Short Term Investments	705,867	-	-	705,867
Total	$79,393,365	$-	$-	$79,393,365

Growth Opportunities Fund
Common Stocks	$73,303,112	$-	$-	$73,303,112
Short Term Investments	890,922	-	-	890,922
Total	$74,194,034	$-	$-	$74,194,034
Small Company Fund
Common Stocks	$59,801,512	$-	$-	$59,801,512
Short Term Investments	2,529,055	-	-	2,529,055
Total	$62,330,567	$-	$-	$62,330,567

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)
	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
International Equity Fund
Common Stocks	$33,484	$-	$-	$33,434
Foreign Stocks	99,885,428	30,279	-	99,915,707
Preferred Stocks	1,521,457	-	-	1,521,457
Exchange Traded Funds	1,410,816	-	-	1,401,816
Short Term Investments	2,188,245	-	-	2,188,245
Total	$105,039,380	$30,279	$-	$105,069,659

The only significant transfers in and out of Level 1 and Level 2 during the period ended September 30, 2010 occurred in the International Equity Fund.  As previously noted, an independent statistical fair value pricing service is used to value international equity securities where criteria constituting a significant event exists.  In instances where criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations.  In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations.  Significant event criteria did not exist as of March 31, 2010 or September 30, 2010, and therefore certain foreign investments were valued as Level 1 on March 31, 2010 and September 30, 2010.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period:

	Balance at Beginning of Period	Transfers Into Level 3	Transfers Out of Level 3	Total Realized and Change in Unrealized Gain/ (Loss)	Purchases	(Sales)	Balance at End of Period	Change in Unrealized Appreciation/ (Depreciation) for Level 3 Investments Held at End of Period
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset- Backed Securities	$ 372,898	$ -	$ -	$ (24,225)	$ -	$(3,470)	$ 345,203	$ (25,008)
Income Fund
Non-U.S. Governmnt Agency Asset- Backed Securities	$ 451,644	$ -	$ -	$ (19)	$ 2,912	$(3,579)	$ 450,958	$ (827)

Securities Transactions and Investment Income
Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, all of which could adversely affect the value of those securities.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests.  These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

The International Equity Fund invests in securities of foreign issuers in various countries.  These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency contracts in connection with a planned purchase or sale of securities or to hedge the U.S. dollar value of securities denominated in a particular currency.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Equity Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily based on the bid exchange rate of the underlying currency and any gains or losses are recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts in the Statement of Assets and Liabilities.  Upon delivery or receipt of the currency, a realized gain or loss is recorded in the Statement of Operations which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  The International Equity Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  During the period ended September 30, 2010, the International Equity Fund did not hold any forward foreign currency contracts.

Foreign Currency Translation
The books and records of each Fund are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	Fair value of investment securities, other assets and liabilities at the current bid rate of exchange
(ii)	Purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.  The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes at rates ranging up to 25%.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  If the value of more than 50% of the Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the International Equity Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

Loans of Portfolio Securities
All Funds may lend their securities pursuant to securities lending agreements (“Lending Agreements”) with Union Bank, N.A. (formerly known as Union Bank of California N.A.) (“Union Bank”).  Each Fund will limit its securities lending activity to

SEMI-ANNUAL REPORT 2010

 NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

33 1/3% of its total assets.  Security loans made pursuant to the Lending Agreements must maintain loan collateral with Union Bank at all times in the amount equal to no less than 100% of the current fair value of the loaned securities based on the prior day’s closing price in the form of cash or U.S. government obligations to secure the return of the loaned securities.  The initial value of loan collateral must be no less than 102% for all Funds other than the International Equity Fund, which must have an initial value of loan collateral no less than 105%, of the fair value of the loaned securities plus the accrued interest on debt securities.  Union Bank must, in accordance with Union Bank’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities.  Cash collateral received is invested by Union Bank pursuant to the terms of the Lending Agreements.

There was no securities lending activity during the period ended September 30, 2010.  While the Funds have executed the Lending Agreements for securities lending, in light of current market conditions, the Funds have not yet determined when or if they will commence securities lending transactions under the Lending Agreements.

Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933 (the “1933 Act”), as amended, or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.  As of September 30, 2010, the Balanced Fund held the following Rule 144A security that was not deemed liquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 5.00%, 04/13/20	3/31/10	$ 500,000	$ 479,925	1.5%

Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds.  The Balanced Fund declares and pays dividends from net investment income quarterly.  The Growth Opportunities and International Equity Funds declare and pay dividends from net investment income, if any, annually.  Prior to August 1, 2010, the Core Equity Fund, Large Cap Growth Fund and Small Company Fund declared and paid dividends from net investment income monthly.  Effective August 1, 2010, the Core Equity Fund, Large Cap Growth Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually.  Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers.  Distributions from net income may differ significantly from book income due to certain tax elections made by the Funds.

3. Related Party Transactions and Fees and Agreements
Prior to May 3, 2010, the Funds had agreements with their respective investment advisers, FNB Fund Advisors (“FNB”), a separately identifiable department of First National Bank of Omaha (“FNBO”), or Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Nebraska, Inc., to furnish investment advisory services to the Funds.  Under the terms of these agreements, each Fund paid a monthly fee at the annual rate of the following percentages of each Fund’s average daily net assets: to FNB, 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for the Core Equity Fund, 0.90% for the Large Cap Growth Fund, 0.85% for the Small Company Fund and 1.00% for the International Equity Fund; to Tributary, 0.75% for each of the Balanced Fund and the Growth Opportunities Fund.  Effective May 3, 2010, FNNI engaged in an internal reorganization of its subsidiaries, including FNB and Tributary, whereby all existing FNB and Tributary personnel became employees of the newly organized Tributary Capital Management, LLC (“New Tributary”).  As a result of this advisory

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

reorganization, the Company entered into a new investment advisory agreement and sub-advisory agreements, as applicable, on behalf the Funds.  Effective May 3, 2010 the Company, on behalf of each Fund, entered into a new investment advisory agreement (the “New Investment Advisory Agreement”) with New Tributary.  Under the New Investment Advisory Agreement, the advisory fee rates paid by each of the Funds to New Tributary are the same as those in effect prior to May 3, 2010.

Prior to May 3, 2010, FNB had contractually agreed to waive certain of its fees until July 31, 2010, at the annual rate of the following percentages of each Fund’s average daily net assets: 0.29% for the Short-Intermediate Bond Fund, 0.47% for the Income Fund, 0.15% for the Core Equity Fund, 0.10% for the Large Cap Growth Fund, 0.15% for the Small Company Fund and 0.15% for the International Equity Fund.  Tributary had contractually agreed to waive certain of its fees until July 31, 2010 at the annual rate of the following percentages of each Fund’s average daily net assets: 0.15% for each of the Balanced Fund and the Growth Opportunities Fund.  Following the execution of the New Investment Advisory Agreement, the fees waived by New Tributary were the same as those that were in effect prior to May 3, 2010.  Effective August 1, 2010, New Tributary contractually agreed to waive certain of its fees until July 31, 2011 at the annual rate of the following percentages of each Fund’s average daily net assets:  0.22% for the Short-Intermediate Bond Fund, 0.27% for the Income Fund, 0.125% for the Balanced Fund, 0.12% for the Core Equity Fund, 0.15% for the Large Cap Growth Fund, 0.12% for the Growth Opportunities Fund, 0.13% for the Small Company Fund and 0.20% for the International Equity Fund.  None of the waived fees can be recaptured in subsequent periods.

Riverbridge Partners, LLC (“Riverbridge”) serves as the investment sub-adviser to the Large Cap Growth Fund.  KBC Asset Management International Ltd. (“KBCAM”), a subsidiary of KBCAM Limited, serves as the investment sub-adviser to the International Equity Fund.  Effective May 3, 2010, New Tributary and First National Fund Advisors (“FNFA”), a newly-formed division of First National Bank in Fort Collins, Colorado, entered into a sub-advisory agreement for the Balanced Fund.

FNBO also serves as custodian for each of the Funds, with the exception of the International Equity Fund, for which Union Bank serves as custodian.  FNBO, as custodian, receives compensation from each of the Funds for its services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund’s average daily net assets.  FNBO has contractually agree to waive custodian fees at an annual rate of 0.015% for each of the Fund's average daily net assets until July 31, 2011.

Union Bank receives as compensation from the International Equity Fund a fee, computed daily and paid quarterly, at an annual rate of 0.065% of the Fund’s average daily net assets, subject to a minimum fee of $10,000 annually plus certain out-of-pocket expenses.

DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions.  New Tributary and Jackson Fund Services (“JFS”) serve as co-administrators of the Funds.  As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on the Funds’ average daily net assets.  New Tributary receives 0.07% of the Funds’ average daily net assets.  JFS receives a fee based on an annual rate of 0.085% of the Funds’ first $500 million of average daily net assets, 0.050% of the Funds’ average daily net assets between $500 million and $1 billion and 0.040% of the Funds’ average daily net assets over $1 billion plus certain out-of-pocket expenses.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.  For the services provided under a new Fund Compliance Services Agreement, the Funds paid Beacon Hill $41,760 for the period ended September 30, 2010, including certain out-of-pocket expenses.

The adviser, sub-advisers, custodians and the co-administrators may periodically volunteer to reduce all or a portion of their fees with respect to one or more of the Funds.  These voluntary waivers may be terminated at any time.  The reduction of such fees will  cause  the  yield  and total return of any Fund to be higher than it would be in the absence of such reductions.  These waivers

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

are not subject to recoupment in subsequent fiscal periods.  Fees voluntarily waived during the period ended September 30, 2010 were as follows:

	Advisory Fees Waived	Custodian Fees Waived
Short-Intermediate Bond Fund	$ 93,219	$ 5,243
Income Fund	122,482	4,563
Balanced Fund	21,122	2,238
Core Equity Fund	73,030	7,813
Large Cap Growth Fund	72,596	5,930
Growth Opportunities Fund	47,773	5,128
Small Company Fund	45,386	4,739
International Equity Fund	97,691	-

The Company has adopted an Administrative Services Plan, which allows the Funds to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks and FNBO (each a “Service Organization”).  Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund.  The Funds’ maintain Servicing Agreements, one of which with FNBO provides that the FNBO receives an annual fee at the rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom FNBO provided services under the Servicing Agreement.  The amounts charged to the Funds and paid to FNBO for shareholder service fees are reported within the Statements of Operations.

4. Investment Transactions
The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2010 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$6,146,966	$6,095,761
Income Fund	4,215,943	6,005,431
Balanced Fund	5,349,901	5,984,851
Core Equity Fund	19,136,545	18,274,784
Large Cap Growth Fund	10,789,871	9,081,811
Growth Opportunities Fund	17,234,874	14,184,398
Small Company Fund	10,702,102	12,478,424
International Equity Fund	56,208,671	54,107,782

The aggregate purchases and sales of long-term U.S. Government securities for the period ended September 30, 2010 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$7,761,493	$8,552,092
Income Fund	5,206,133	4,252,741
Balanced Fund	607,498	–
Core Equity Fund	–	–
Large Cap Growth Fund	–	–
Growth Opportunities Fund	–	–
Small Company Fund	–	–
International Equity Fund	–	–

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share.  The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes
It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income taxes.  Therefore, no provision is made for federal income taxes.

Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

At September 30, 2010, the cost basis, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$67,690,879	$3,209,005	$(1,199,496)	$2,009,509
Income Fund	59,336,289	4,466,495	(2,408,446)	2,058,049
Balanced Fund	25,443,138	5,952,776	(245,370)	5,707,406
Core Equity Fund	90,453,609	21,035,194	(6,341,577)	14,693,617
Large Cap Growth Fund	70,920,104	12,772,656	(4,299,395)	8,473,261
Growth Opportunities Fund	53,427,843	21,949,010	(1,182,819)	20,766,191
Small Company Fund	51,582,760	13,710,716	(2,962,909)	10,747,807
International Equity Fund	100,479,895	9,254,718	(4,664,954)	4,589,764

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales, mark to market on investments in passive foreign investment companies and tax amortization/accretion methods for premium and market discount.

The tax character of dividends and distributions paid during the period ended March 31, 2010 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid*
Short-Intermediate Bond Fund	$2,238,116	–	$–	$2,238,116
Income Fund	2,755,094	–	–	2,755,094
Balanced Fund	396,549	–	–	396,549
Core Equity Fund	742,032	–	5,117	747,149
Large Cap Growth Fund	186,642	–	–	186,642
Growth Opportunities Fund	–	–	–	–
Small Company Fund	229,424	–	–	229,424
International Equity Fund	306,779	–	–	306,779

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

Under current tax law, certain capital losses realized after October 31 and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year.  For the year ended March 31, 2010, the following Funds deferred to April 1, 2010 post–October capital losses and post-October currency losses of:

Post- October Losses
Core Equity Fund	$234,193
Large Cap Growth Fund	156,659
International Equity Fund	5,894,589

As of March 31, 2010, the following Funds had net capital loss carryforwards, which are available to offset future net realized capital gains, if any, to the extent provided by the Treasury regulations.  To the extent that these carryforwards are used to offset future capital gains, the gains that are offset will not be distributed to shareholders.
	2011	2012	2013	2014	2015	2016	2017	2018	Total
Short-Intermediate Bond Fund	$–	$–	$–	$730,864	$1,593,824	$852,078	$577,072	$–	$3,753,838
Income Fund	–	–	–	559,914	894,865	267,178	–	–	1,721,957
Balanced Fund	–	–	–	–	–	–	24,286	2,517,410	2,541,696
Core Equity Fund	–	–	–	–	–	–	3,602,240	3,581,672	7,183,912
Large Cap Growth Fund	–	–	–	–	–	6,051	61,409	173,257	240,717
Growth Opportunities Fund	–	–	–	–	–	–	–	8,261,861	8,261,861
International Equity Fund	–	–	–	–	–	–	5,869,614	–	5,869,614

The Funds comply with FASB Accounting Standards Codification ("ASC") Topic 740, “Income Taxes”.  FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax postion taken in returns that remain subject to examination by all major tax jurisdictions, including federal and the State of Nebraska (e.g., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

7. Regulatory Matters
As disclosed in the 2006 Annual Report, the U.S. Securities and Exchange Commission (the "SEC") conducted an examination of FNB related to past payments of certain marketing and other expenses.  Subsequently, FNB agreed to pay the Funds $313,681, which was paid in December 2007.  This amount was allocated to each Fund based on the average net assets of the Fund on the date of the distribution.  The impact to the total return, net expense ratio and net income ratio are disclosed in the Financial Highlights.

8. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued and has concluded there are no events that require adjustments to the financial statements.

Effective October 11, 2010, KBCAM, the investment sub-adviser to the International Equity Fund, and its parent company, were purchased by Kleinwort Benson Group Ltd., a part of RHJ International S.A., a large European financial services group.  Following the transition, KBCAM was rebranded as Kleinwort Benson Investors International Ltd. (“KBI”).  As a result of the change in ownership of KBCAM, the New KBCAM Sub-Advisory Agreement  between New Tributary, the investment adviser to the International Equity Fund, and KBCAM was terminated on October 11, 2010.

SEMI-ANNUAL REPORT 2010

NOTE TO FINANCIAL STATEMENTS
September 30, 2010 (Unaudited)

On October 8, 2010, the Board of the Funds approved an interim investment sub-advisory agreement between the Adviser and KBI (the “KBI Sub-Advisory Agreement”) that is effective as of October 11, 2010 and will continue until the earlier of March 10, 2011 or the date a definitive investment sub-advisory contract is approved by the shareholders of the International Equity Fund.  The sub-advisory fees to be received by KBI from the New Tributary under the KBI Sub-Advisory Agreement are identical to the sub-advisory fees received by KBCAM from New Tributary under the New KBCAM Sub-Advisory Agreement.  Additionally, the personnel responsible for the day-to-day investment management decisions for the International Equity Fund remained the same.

SEMI-ANNUAL REPORT 2010

ADDITIONAL FUND INFORMATION
September 30, 2010 (Unaudited)

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203.  The information also is included in the Company’s Statement of Additional Information, which is available on the Fund’s website at www.tributaryfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Forms N-Q are available free of charge on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Table of Shareholder Expenses
As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expense Paid During Period*	Expense Ratio During Period**	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expense Paid During Period*	Expense Ratio During Period**
Short-Intermediate Bond Fund	$1,000.00	$1,027.10	$4.01	0.79%	$1,000.00	$1,021.11	$4.00	0.79%
Income Fund	1,000.00	1,058.90	4.03	0.78	1,000.00	1,021.16	3.95	0.78
Balanced Fund	1,000.00	1,033.50	6.07	1.19	1,000.00	1,019.10	6.02	1.19
Core Equity Fund	1,000.00	959.10	5.60	1.14	1,000.00	1,019.35	5.77	1.14

SEMI-ANNUAL REPORT 2010

ADDITIONAL FUND INFORMATION
September 30, 2010 (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expense Paid During Period*	Expense Ratio During Period**	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expense Paid During Period*	Expense Ratio During Period**
Large Cap Growth Fund	$1,000.00	$973.50	$6.18	1.25%	$1,000.00	$1,018.80	$6.33	1.25%
Growth Opportunities Fund	1,000.00	1,046.10	5.95	1.16	1,000.00	1,019.25	5.87	1.16
Small Company Fund	1,000.00	998.90	6.31	1.26	1,000.00	1,018.75	6.38	1.26
International Equity Fund	1,000.00	1,010.00	7.16	1.42	1,000.00	1,017.95	7.18	1.42

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
**Annualized.

Special Shareholder Meeting
A special meeting of the shareholders of the Funds (the “Shareholders”) was held on May 3, 2010 at the offices of the Company, located at 1620 Dodge Street, 16th Floor, Omaha, Nebraska.  At the meeting, the following matters were voted upon and approved by the Shareholders:

	Number of Votes
	For	Withheld
Proposal 1: To elect and re-elect four nominees to the Board of Directors. This proposal applied to all Shareholders.

Michael Summers	52,423,405	26,377
Robert A. Reed	52,441,797	7,985
Gary D. Parker	52,441,797	7,985
John J. McCartney	52,441,797	7,985

	For	Against	Abstained	Broker Non-Votes
Proposal 2: To approve a new investment advisory agreement between the Company, on behalf of each Fund, and Tributary. This proposal applied to all Shareholders.	52,247,546	6,306	2,713	193,217

Proposal 3: To approve a new sub-advisory agreement between Tributary and FNFA, with respect to the Balanced Fund. This proposal applied to Shareholders of the Balanced Fund only.	1,797,316	1,934	0	21,285

Proposal 4: To approve a new sub-advisory agreement between Tributary and KBC, with respect to the International Equity Fund. This proposal applied to Shareholders of the International Equity Fund only.	9,808,143	0	0	8,122

Proposal 5: To approve a new sub-advisory agreement between Tributary and Riverbridge, with respect to the Large Cap Growth Fund. This proposal applied to Shareholders of the Large Cap Growth Fund only.	9,140,295	0	0	1,509

SEMI-ANNUAL REPORT 2010

ADDITIONAL FUND INFORMATION
September 30, 2010 (Unaudited)

		For	Against	Abstained
Proposal 6:  To approve the Board of Directors’ ability to change the name of the Company and the Funds as follows at its discretion following the approval of Proposals 2 through 5.  The proposal to change the name of the Company applied to all Shareholders.  The proposal to change the name of a Fund applied to the Shareholders of the respective Fund.

Existing Name	New Name
First Focus Funds, Inc.	Tributary Funds, Inc.	52,441,797	6,642	1,323
First Focus Short-Intermediate Bond Fund	Tributary Short-Intermediate Bond Fund	6,999,357	0	1,246
First Focus Income Fund	Tributary Income Fund	4,691,445	0	0
First Focus Balanced Fund	Tributary Balanced Fund	1,819,634	900	0
First Focus Core Equity Fund	Tributary Core Equity Fund	11,817,973	5,762	78
First Focus Large Cap Growth Fund	Tributary Large Cap Growth Fund	9,141,804	0	0
First Focus Growth Opportunities Fund	Tributary Growth Opportunities Fund	4,800,993	0	0
First Focus Small Company Fund	Tributary Small Company Fund	3,354,325	0	0
First Focus International Equity Fund	Tributary International Equity Fund	9,816,265	0	0

SEMI-ANNUAL REPORT 2010

DIRECTORS AND OFFICERS
September 30, 2010 (Unaudited)

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company.  The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.

Information about the Directors and officers of the Company is set forth below.  The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203.

Name, Address1, Age, and Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors
Robert A. Reed Age: 71 Director	Indefinite; Since 1994.	President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974 – present).	8	None.
Gary D. Parker Age: 65 Director	Indefinite; Since 2005.	Retired.	8	None.
John J. McCartney2 Age: 67 Director	Indefinite; Since 2010.	Retired. Executive Vice President and Chief Financial Officer, Zurich Insurance Group North America (August 2002 – June 2007); President and Chief Executive Officer, Empire Fire and Marine Insurance Companies (October 1993 – August 2002).	8	None.
Interested Director
Stephen R. Frantz3 Age: 52 Director/President	Indefinite; Since 2010.	President, Tributary Capital Management, LLC (May 2010 – present); Chief Investment Officer, First Investment Group (January 2005 – May 2010); Chief Investment Officer, FNBO Fund Advisers (January 2005 – May 2010).	8	None.
Officers
Daniel W. Koors4 Age: 40 Treasurer	Indefinite; Since 2009.
Senior Vice President of Jackson National Asset Management (“JNAM”) and Jackson Fund Services (“JFS”), a division of JNAM, (2009 – present); Chief Financial Officer of JNAM and JFS (2007 – present); Vice President, Treasurer and Chief Financial Officer of investment companies advised by JNAM (2006 – present).  Formerly, Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (“Jackson”) (2006 – 2009); Vice President of JNAM and JFS (2007 – 2008); Assistant Treasurer of investment companies advised by JNAM (2006); Partner of Deloitte & Touche LLP (2003 – 2006).
			N/A	N/A

SEMI-ANNUAL REPORT 2010

DIRECTORS AND OFFICERS
September 30, 2010 (Unaudited)

Name, Address1, Age, and Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rodney L. Ruehle5 Age: 42 Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; Since 2009.	Director, Beacon Hill Fund Services, Inc. (2008 – present). Formerly, Vice President, CCO Services, Citi Fund Services, Inc. (2004 – 2008).	N/A	N/A
Toni M. Bugni4 Age: 37 Secretary	Indefinite; Since 2009.	Director of Compliance of JNAM and JFS (2008 – present). Formerly, Compliance Manager of JNAM and JFS (2006 – 2008); Legal Assistant, MetLife Advisers, LLC (2004 – 2006).	N/A	N/A
Danielle A. Hernandez4 Age: 30 Assistant Secretary	Indefinite; Since 2009.
Senior Compliance Analyst of JNAM and JFS (2009 – present); Anti-Money Laundering Officer of investment companies advised by JNAM (2007 – present).  Formerly, Compliance Analyst of JNAM and JFS (2006 – 2009); Administrative Assistant of JNAM and JFS (2005 – 2006).
			N/A	N/A

1 The address for all Directors is 1620 Dodge Street, Stop 1075, Omaha, Nebraska 68197.

2 Mr. McCartney was elected to the Board by a vote of shareholders on May 3, 2010.

3 As defined in the 1940 Act, Mr. Frantz is an “interested” director because he is an officer of Tributary Capital Management, LLC, the investment adviser of the Funds.  Mr. Frantz was appointed to the Board on August 19, 2010.

4 The address for Mr. Koors, Ms. Bugni, and Ms. Hernandez is 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606.

5 The address for Mr. Ruehle is 4041 North High Street, Suite 402, Columbus, Ohio 43214.

TRIBUTARY FUNDS

Investment Sub-Advisers
(Balanced Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

(International Equity Fund only)
Kleinwort Benson Investors International Ltd.
Joshua Dawson House
Dawson Street
Dublin 2, Ireland

(Large Cap Growth Fund only)
Riverbridge Partners, LLC
Midwest Plaza West
801 Nicollet Mall, Suite 600
Minneapolis, Minnesota 55402

Custodians
First National Bank of Omaha
1620 Dodge Street, Stop 1060
Omaha, Nebraska 68197

(International Equity Fund only)
Union Bank of California N.A.
350 California Street, Suite 600
San Francisco, California 94104

Distributor
Northern Lights Distributors, LLC
4020 South 147th Street
Omaha, Nebraska 68137

Legal Counsel
Husch Blackwell LLP
1620 Dodge Street, Suite 2100
Omaha, Nebraska 68102

Compliance Services
Beacon Hill Fund Services, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

This report has been prepared for the general information of Tributary Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds' prospectus. The prospectus contains more complete information about Tributary Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-662-4203

or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

Forward Motion. Momentum. Success.

1657-NLD-11/8/2010
TF-SAR-0910
11/10

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)           Included as a part of the report to shareholders filed under Item 1.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures in the registrant’s definitive proxy statement filed with the Securities and Exchange Commission on April 20, 2010.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to the semi-annual filing.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Name:	Stephen R. Frantz
Title:	President
Date:	December 2, 2010

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 2, 2010

EXHIBIT LIST

Exhibit 12(a)(2)(a)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(a)(2)(b)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Act.